UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22245
                                                    -----------

                      First Trust Exchange-Traded Fund III
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: October 31, 2015
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund III
------------------------------------

First Trust Preferred Securities and Income ETF (FPE)


 Annual Report
    For the
   Year Ended
October 31, 2015

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                                 ANNUAL REPORT
                                OCTOBER 31, 2015

Shareholder Letter.........................................................    1
Fund Performance Overview..................................................    2
Portfolio Commentary.......................................................    5
Understanding Your Fund Expenses...........................................    7
Portfolio of Investments...................................................    8
Statement of Assets and Liabilities........................................   14
Statement of Operations....................................................   15
Statements of Changes in Net Assets........................................   16
Financial Highlights.......................................................   17
Notes to Financial Statements..............................................   18
Report of Independent Registered Public Accounting Firm ...................   24
Additional Information ....................................................   25
Board of Trustees and Officers ............................................   27
Privacy Policy ............................................................   29

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the "Trust") described in this report for the First Trust Preferred Securities and Income ETF (hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                OCTOBER 31, 2015


Dear Shareholders:

Thank you for your investment in First Trust Preferred Securities and Income ETF (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the annual report which contains detailed information about your investment for the 12 months ended October 31, 2015, including a market overview and a performance analysis for the period. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, most of 2015 has been volatile. Economic and global factors, such as the continued conflict in the Middle East, a sharp decline in oil prices and terrorism around the world, have impacted U.S. and global markets. Another factor that has weighed upon U.S. markets for most of the year is the fact that many economists had predicted that the Federal Reserve would begin to raise interest rates in 2015, which has still not happened.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)

First Trust Preferred Securities and Income ETF's (the "Fund") investment objective is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in preferred securities ("Preferred Securities") and income-producing debt securities ("Income Securities"). The Fund invests in securities that are traded over-the-counter or listed on an exchange. For purposes of the 80% test set forth above, securities of open-end funds, closed-end funds or other exchange-traded funds ("ETFs") registered under the Investment Company Act of 1940, as amended, that invest primarily in Preferred Securities or Income Securities are deemed to be Preferred Securities or Income Securities.

Preferred Securities held by the Fund generally pay fixed or adjustable-rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company's assets, but are generally junior to all forms of the company's debt, including both senior and subordinated debt. Certain of the Preferred Securities may be issued by trusts or other special purpose entities created by companies specifically for the purpose of issuing such securities. Income Securities that may be held by the Fund include corporate bonds, high yield securities (commonly referred to as "junk" bonds) and convertible securities. The broad category of corporate debt securities includes debt issued by U.S. and non-U.S. companies of all kinds, including those with small, mid and large capitalizations. Corporate debt may carry fixed or floating rates of interest.

-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL           CUMULATIVE
                                                              1 Year        TOTAL RETURNS          TOTAL RETURNS
                                                              Ended      Inception (2/11/13)    Inception (2/11/13)
                                                             10/31/15        to 10/31/15            to 10/31/15
FUND PERFORMANCE
NAV                                                           5.75%             3.59%                 10.06%
Market Price                                                  5.96%             3.69%                 10.35%

INDEX PERFORMANCE
BofA Merrill Lynch Fixed Rate Preferred Securities Index      7.50%             5.79%                 16.53%
BofA Merrill Lynch U.S. Capital Securities Index              1.60%             5.43%                 15.44%
Blended Index(1)                                              4.52%             5.63%                 16.04%
-------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indexes do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

(1) The Blended Index consists of a 50/50 blend of the BofA Merrill Lynch Fixed Rate Preferred Securities Index and the BofA Merrill Lynch U.S. Capital Securities Index. The Blended Index was added to reflect the diverse allocation of institutional preferred and hybrid securities in the Fund's portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)

-----------------------------------------------------
                                          % OF TOTAL
PORTFOLIO SECTOR ALLOCATION               INVESTMENTS
-----------------------------------------------------
Financials                                   83.9%
Consumer Staples                              6.1
Utilities                                     4.8
Telecommunication Services                    2.6
Materials                                     2.0
Energy                                        0.6
                                            ------
     Total                                  100.0%
                                            ======

-----------------------------------------------------
                                          % OF TOTAL
CREDIT RATING(2)                          INVESTMENTS
-----------------------------------------------------
A+                                            0.8%
A                                             0.1
A-                                            4.7
BBB+                                         10.0
BBB                                          10.2
BBB-                                         23.7
BB+                                          14.9
BB                                           10.5
BB-                                           9.6
B+                                            4.8
B                                             1.7
Not Rated                                     9.0
                                            ------
     Total                                  100.0%
                                            ======

-----------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                          INVESTMENTS
-----------------------------------------------------
CHS, Inc., Series 2                           2.6%
First Niagara Financial Group., Inc.,
   Series B                                   2.6
GMAC Capital Trust I, Series 2                2.6
Morgan Stanley, Series F                      2.3
Goldman Sachs Group, Inc., Series K           2.3
Citigroup Capital XIII                        2.2
Endurance Specialty Holdings Ltd.,
   Series A                                   2.0
Aviva PLC                                     1.9
Aspen Insurance Holdings Ltd.                 1.9
VEREIT, Inc., Series F                        1.7
                                            ------
     Total                                   22.1%
                                            ======

-----------------------------------------------------
                                          % OF TOTAL
COUNTRY EXPOSURE                          INVESTMENTS
-----------------------------------------------------
United States                                62.6%
Bermuda                                       8.4
France                                        6.7
United Kingdom                                5.7
Netherlands                                   5.7
Australia                                     2.0
Ireland                                       1.9
Italy                                         1.5
Luxembourg                                    1.3
Spain                                         1.0
Switzerland                                   0.8
Chile                                         0.7
Japan                                         0.6
Cayman Islands                                0.5
Belgium                                       0.3
Brazil                                        0.3
                                            ------
     Total                                  100.0%
                                            ======


(2) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)

                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    FEBRUARY 11, 2013 - OCTOBER 31, 2015

              First Trust Preferred        BofA Merrill Lynch Fixed       BofA Merrill Lynch U.S.    Blended
            Securities and Income ETF   Rate Preferred Securities Index   Capital Securities Index   Index(1)
2/11/13              $10,000                        $10,000                       $10,000            $10,000
4/30/13               10,330                         10,253                        10,342             10,297
10/31/13               9,426                          9,640                        10,392             10,010
4/30/14               10,084                         10,418                        10,992             10,704
10/31/14              10,409                         10,841                        11,364             11,102
04/30/15              10,810                         11,326                        11,766             11,547
10/31/15              11,007                         11,653                        11,546             11,604


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH OCTOBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 12, 2013 (commencement of trading) through October 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
------------------------------------------------------------------------------
FOR THE PERIOD            0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
2/12/13 - 10/31/13            96              7              0            0
11/1/13 - 10/31/14           140              2              0            0
11/1/14 - 10/31/15           214             16              0            0

------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------
FOR THE PERIOD            0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
2/12/13 - 10/31/13            73              7              0            0
11/1/13 - 10/31/14           101              9              0            0
11/1/14 - 10/31/15            21              0              0            0


(1) The Blended Index consists of a 50/50 blend of the BofA Merrill Lynch Fixed Rate Preferred Securities Index and the BofA Merrill Lynch U.S. Capital Securities Index. The Blended Index was added to reflect the diverse allocation of institutional preferred and hybrid securities in the Fund's portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                                 ANNUAL REPORT
                                OCTOBER 31, 2015


                                  SUB-ADVISOR

STONEBRIDGE ADVISORS LLC

Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") is the Sub-Advisor to First Trust Preferred Securities and Income ETF (the "Fund") and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred securities and North American equity income securities.

                           PORTFOLIO MANAGEMENT TEAM

SCOTT T. FLEMING - PRESIDENT AND CIO OF STONEBRIDGE ADVISORS LLC
ROBERT WOLF - VICE PRESIDENT, PORTFOLIO MANAGER AND SENIOR CREDIT ANALYST DANIELLE SALTERS, CFA - CREDIT ANALYST

                                   COMMENTARY

MARKET RECAP

The fiscal year ended October 31, 2015 was a period of solid returns and strong relative performance for the preferred and hybrid securities markets. Risk assets performed well throughout the first half of the period due to the low rate environment, increasing quantitative easing around the globe, and investor demand for yield. Outperformance of the preferred and hybrid securities markets, in particular, was driven by the excess spread and yield available and the improved creditworthiness of financials. During the second half of the period, we saw a bifurcation between the retail and institutional markets as the $1,000 par securities market was far more reactionary to macro events, while the $25 par securities market continued to rally driven by low interest rates and strong inflows into fund products. The retail market earned 7.50% during the fiscal year while the institutional market earned 1.60% according to The BofA Merrill Lynch Fixed Rate Preferred Securities Index ("P0P1") and the BofA Merrill Lynch U.S. Capital Securities Index ("C0CS"), respectively.

Low interest rates on a global basis continued to support the outperformance of long-duration fixed-rate securities. This also caused substantial outperformance of the retail preferred space, which has a higher percentage of fixed-for-life securities. Additional supporters of the outperformance of retail securities were the positive technical factors of strong flows into retail exchange-traded funds ("ETFs") of approximately $3.8 billion and the lack of new retail securities issuance. Many of the European and U.S. companies that issued new securities focused on $1,000 par securities in U.S. dollars ("USD"). Low rates, particularly in Europe, have caused increased European investor participation in USD deals, driven by absolute yield differentials and a strengthening U.S. dollar.

PERFORMANCE ANALYSIS

For the fiscal year through October 31, 2015, the net asset value ("NAV") and market price total return for the Fund were 5.75% and 5.96%, respectively. This compares to a total return of 4.52% for the Fund's blended index, which is a 50/50 blend of P0P1 and C0CS. This outperformance was achieved in spite of maintaining a conservative stance on interest rates relative to the blended index. The primary factors that contributed to outperformance of the Fund relative to the blended index were better overall security selection and an overweight in $25 par securities.

Security selection within fixed-to-float securities, which are an important part of the strategy for managing interest rate risk in the Fund, was a significant contributor to the outperformance relative to the blended index. The overweight in $25 par securities, which included securities not held in the blended index, was also a driver of the positive performance. In general, long-duration securities within the blended index outperformed shorter-duration securities during the period. As a result, the Fund's strategy to maintain a shorter duration than the blended index was a moderate drag on relative performance from an allocation standpoint, but the superior security selection within the shorter duration buckets more than offset this detractor. The Fund's weightings in contingent convertible securities ("CoCos") and non-investment grade securities, none of which are held in the blended index, were also positive contributors to performance.

MARKET AND FUND OUTLOOK

The preferred and hybrid securities markets continue to benefit from strong market technicals and improving credit fundamentals. With recent strong economic data in the U.S., we believe the end of the zero interest rate policy by the Federal Reserve is nearly inevitable. We expect that short-term rates will rise modestly in the U.S. while global interest rates remain low, causing the U.S. Treasury curve to flatten, with the 10-year and 30-year parts of the curve to remain low by historical standards. In this environment, we continue to see attractive yields on preferred and hybrid securities relative to other parts of the fixed-income market. Furthermore, issuer credit fundamentals, particularly in the financials sector, should continue to support the preferred and hybrid securities markets into 2016. Yield spreads of preferred and hybrid securities relative to both U.S. Treasuries and other credit spread products remain wider than historical averages, which we believe should help drive positive performance in the asset class.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                                 ANNUAL REPORT
                                OCTOBER 31, 2015


We expect preferred and hybrid securities issuance to be active in 2016 from both the financials and industrials sectors. Similar to what occurred in 2015, we anticipate new issuance will be met with strong demand, as buyers have mostly been long-term investors in search of yield and attractive structures, and many of the new issues offer a component of rate protection. We also expect more new issuance to be generated by non-U.S. issuers, particularly European banks issuing CoCos to meet additional Tier 1 ("AT1") regulatory capital requirements. Lack of supply within the U.S. hybrid securities market will likely continue to provide additional support for the secondary market.

We will continue to actively manage the Fund to protect against the downside risks in the market while aiming to outperform in all market environments on a risk-adjusted basis. With the potential for rate volatility, we believe it is prudent to maintain durations shorter than the blended index, particularly if we can do so while paying income comparable to the blended index yield. We also continue to favor structures with good rate protection and high current yields. Despite the impending Federal Reserve rate hike, we believe that a slowly growing U.S. economy, stable to improving corporate credit, and limited supply continue to be supportive of the preferred and hybrid securities markets.

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2015 (UNAUDITED)


As a shareholder of First Trust Preferred Securities and Income ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE       DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                    MAY 1, 2015      OCTOBER 31, 2015        PERIOD          PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST PREFERRED SECURITIES AND INCOME ETF
Actual                                               $1,000.00          $1,018.20             0.85%             $4.32
Hypothetical (5% return before expenses)             $1,000.00          $1,020.92             0.85%             $4.33


(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (May 1, 2015 through October 31, 2015), multiplied by 184/365.

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2015

                                                                                   STATED        STATED
  SHARES                                DESCRIPTION                                 RATE        MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
$25 PAR PREFERRED SECURITIES - 54.9%

             BANKS - 18.2%
    360,614  Citigroup Capital XIII...........................................      6.69%       10/30/40   $  9,159,596
     37,141  Citigroup, Inc., Series AA.......................................      8.13%         (a)         1,058,147
    211,427  Citigroup, Inc., Series K (b)....................................      6.88%         (a)         5,822,700
    150,704  Fifth Third Bancorp, Series I (b)................................      6.63%         (a)         4,204,642
    381,992  First Niagara Financial Group., Inc., Series B (b)...............      8.63%         (a)        10,520,060
    179,263  FNB Corp. (b)....................................................      7.25%         (a)         5,234,480
    405,931  GMAC Capital Trust I, Series 2 (b)...............................      8.13%       02/15/40     10,485,198
     48,764  HSBC USA, Inc., Series F (c).....................................      3.50%         (a)         1,068,907
     40,250  JPMorgan Chase & Co., Series W...................................      6.30%         (a)         1,048,512
    212,837  PNC Financial Services Group, Inc., Series P (b).................      6.13%         (a)         5,927,510
     45,783  Royal Bank of Scotland Group PLC, Series R.......................      6.13%         (a)         1,144,117
    238,662  Royal Bank of Scotland Group PLC, Series S.......................      6.60%         (a)         6,059,628
     29,229  Santander Finance Preferred SAU., Series 6 (c)...................      4.00%         (a)           678,113
    128,660  Synovus Financial Corp., Series C (b)............................      7.88%         (a)         3,598,620
     35,380  US Bancorp, Series F (b).........................................      6.50%         (a)         1,025,312
     42,301  Valley National Bancorp, Series A (b)............................      6.25%         (a)         1,109,555
    155,860  Wintrust Financial Corp., Series D (b)...........................      6.50%         (a)         4,022,747
     61,170  Zions Bancorporation, Series F...................................      7.90%         (a)         1,624,063
     60,931  Zions Bancorporation, Series G (b)...............................      6.30%         (a)         1,592,127
                                                                                                           ------------
                                                                                                             75,384,034
                                                                                                           ------------
             CAPITAL MARKETS - 10.4%
    171,730  Apollo Investment Corp...........................................      6.63%       10/15/42      4,343,052
    164,186  Apollo Investment Corp...........................................      6.88%       07/15/43      4,171,966
     86,939  BGC Partners, Inc................................................      8.13%       06/15/42      2,362,133
     74,793  Deutsche Bank Contingent Capital Trust III.......................      7.60%         (a)         1,999,965
    114,168  Deutsche Bank Contingent Capital Trust V.........................      8.05%         (a)         3,121,353
    345,495  Goldman Sachs Group, Inc., Series K (b)..........................      6.38%         (a)         9,269,631
    206,147  Morgan Stanley, Series E (b).....................................      7.13%         (a)         5,741,194
    347,162  Morgan Stanley, Series F (b).....................................      6.88%         (a)         9,390,732
     37,848  Raymond James Financial, Inc.....................................      6.90%       03/15/42      1,019,247
     18,028  Solar Capital Ltd................................................      6.75%       11/15/42        440,965
     41,509  State Street Corp., Series D (b).................................      5.90%         (a)         1,104,969
                                                                                                           ------------
                                                                                                             42,965,207
                                                                                                           ------------
             CONSUMER FINANCE - 1.6%
    234,964  Ally Financial, Inc., Series A (b)...............................      8.50%         (a)         6,038,575
     17,330  Capital One Financial Corp., Series D............................      6.70%         (a)           471,549
                                                                                                           ------------
                                                                                                              6,510,124
                                                                                                           ------------
             DIVERSIFIED FINANCIAL SERVICES - 2.6%
    146,576  KKR Financial Holdings LLC.......................................      8.38%       11/15/41      4,008,854
    158,048  KKR Financial Holdings LLC, Series A.............................      7.38%         (a)         4,183,530
     84,495  RBS Capital Funding Trust VI, Series F...........................      6.25%         (a)         2,131,809
     13,042  RBS Capital Funding Trust VII, Series G..........................      6.08%         (a)           324,746
                                                                                                           ------------
                                                                                                             10,648,939
                                                                                                           ------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
     72,715  Qwest Corp.......................................................      7.38%       06/01/51      1,876,774
    149,652  Qwest Corp.......................................................      6.88%       10/01/54      3,861,022
                                                                                                           ------------
                                                                                                              5,737,796
                                                                                                           ------------
             ELECTRIC UTILITIES - 0.4%
     61,820  Southern (The) Co................................................      6.25%       10/15/75      1,629,575
                                                                                                           ------------


Page 8                  See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2015

                                                                                   STATED        STATED
  SHARES                                DESCRIPTION                                 RATE        MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

             FOOD PRODUCTS - 3.9%
    382,362  CHS, Inc., Series 2 (b)..........................................      7.10%         (a)      $ 10,583,780
    174,920  CHS, Inc., Series 3 (b)..........................................      6.75%         (a)         4,715,843
     39,783  CHS, Inc., Series 4..............................................      7.50%         (a)         1,104,774
                                                                                                           ------------
                                                                                                             16,404,397
                                                                                                           ------------
             INSURANCE - 10.5%
    199,821  Aegon N.V........................................................      8.00%       02/15/42      5,531,045
     56,500  AmTrust Financial Services, Inc..................................      7.50%       09/15/55      1,456,005
    190,561  Aspen Insurance Holdings Ltd. (b)................................      5.95%         (a)         4,857,400
     24,318  Aspen Insurance Holdings Ltd.....................................      7.25%         (a)           648,318
    299,355  Aspen Insurance Holdings Ltd. (b)................................      7.40%         (a)         7,645,527
    288,334  Aviva PLC........................................................      8.25%       12/01/41      7,787,901
    322,774  Endurance Specialty Holdings Ltd., Series A......................      7.75%         (a)         8,321,114
     73,939  Global Indemnity PLC.............................................      7.75%       08/15/45      1,774,536
     67,795  Hartford Financial Services Group, Inc. (b)......................      7.88%       04/15/42      2,088,086
        226  Maiden Holdings North America Ltd................................      8.00%       03/27/42          5,876
    114,131  PartnerRe Ltd., Series E.........................................      7.25%         (a)         3,261,864
                                                                                                           ------------
                                                                                                             43,377,672
                                                                                                           ------------
             MULTI-UTILITIES - 0.5%
     85,187  Integrys Energy Group, Inc. (b)..................................      6.00%       08/01/73      2,174,935
                                                                                                           ------------
             OIL, GAS & CONSUMABLE FUELS - 0.6%
     93,652  NuStar Logistics, L.P. (b).......................................      7.63%       01/15/43      2,399,364
                                                                                                           ------------
             REAL ESTATE INVESTMENT TRUSTS - 4.6%
    141,306  DuPont Fabros Technology, Inc., Series A.........................      7.88%         (a)         3,559,498
     38,874  DuPont Fabros Technology, Inc., Series B.........................      7.63%         (a)           991,287
     45,320  EPR Properties, Series F.........................................      6.63%         (a)         1,150,222
     47,955  Equity Commonwealth, Series E....................................      7.25%         (a)         1,227,169
     23,827  Hospitality Properties Trust, Series D...........................      7.13%         (a)           627,841
     64,350  Kite Realty Group Trust,  Series A...............................      8.25%         (a)         1,640,925
     69,258  MFA Financial, Inc...............................................      8.00%       04/15/42      1,769,542
     35,293  National Retail Properties, Inc., Series D.......................      6.63%         (a)           933,853
    283,403  VEREIT, Inc., Series F...........................................      6.70%         (a)         7,031,228
                                                                                                           ------------
                                                                                                             18,931,565
                                                                                                           ------------
             WIRELESS TELECOMMUNICATION SERVICES - 0.2%
     12,149  Telephone & Data Systems, Inc....................................      6.63%       03/31/45        308,341
     26,178  Telephone & Data Systems, Inc....................................      6.88%       11/15/59        669,110
                                                                                                           ------------
                                                                                                                977,451
                                                                                                           ------------
             TOTAL $25 PAR PREFERRED SECURITIES..........................................................   227,141,059
             (Cost $226,053,458)                                                                           ------------

$50 PAR PREFERRED SECURITIES - 0.4%

             CONSUMER FINANCE - 0.4%
     38,952  SLM Corp., Series A..............................................      6.97%         (a)         1,698,307
             (Cost $1,872,800)                                                                             ------------

$100 PAR PREFERRED SECURITIES - 0.5%

             BANKS - 0.4%
      1,200  AgriBank FCB (b) (d).............................................      6.88%         (a)           125,625
      8,500  CoBank ACB, Series F (b) (e).....................................      6.25%         (a)           883,469
      5,640  CoBank ACB, Series G.............................................      6.13%         (a)           514,474
                                                                                                           ------------
                                                                                                              1,523,568
                                                                                                           ------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2015

                                                                                   STATED        STATED
  SHARES                                DESCRIPTION                                 RATE        MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
$100 PAR PREFERRED SECURITIES (CONTINUED)

             CONSUMER FINANCE - 0.1%
    12,175   SLM Corp., Series B..............................................      2.04%         (a)      $    572,225
                                                                                                           ------------
             TOTAL $100 PAR PREFERRED SECURITIES.........................................................     2,095,793
             (Cost $2,275,453)                                                                             ------------

$1,000 PAR PREFERRED SECURITIES - 2.3%

             BANKS - 1.7%
     2,500   AgStar Financial Services ACA (b) (f)............................      6.75%         (a)         2,657,656
     3,300   Farm Credit Bank of Texas, Series 1 (f)..........................     10.00%         (a)         4,166,250
                                                                                                           ------------
                                                                                                              6,823,906
                                                                                                           ------------
             INSURANCE - 0.2%
     1,000   XLIT Ltd., Series D (c)..........................................      3.44%         (a)           827,500
                                                                                                           ------------
             REAL ESTATE INVESTMENT TRUSTS - 0.4%
     1,456   Sovereign Real Estate Investment Trust (f).......................     12.00%         (a)         1,854,580
                                                                                                           ------------
             TOTAL $1,000 PAR PREFERRED SECURITIES.......................................................     9,505,986
             (Cost $9,553,260)                                                                             ------------


    PAR                                                                            STATED        STATED
  AMOUNT                                DESCRIPTION                                 RATE        MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
CAPITAL PREFERRED SECURITIES - 39.2%

             BANKS - 18.1%
$ 3,000,000  Banco Bilbao Vizcaya Argentaria S.A. (b).........................      9.00%         (a)         3,241,950
  1,000,000  Banco do Brasil S.A. (b) (e).....................................      9.00%         (a)           695,000
    500,000  Banco do Brasil S.A. (b).........................................      9.25%         (a)           356,875
  5,000,000  Bank of America Corp., Series Z (b)..............................      6.50%         (a)         5,231,300
  4,092,566  Barclays PLC (b).................................................      6.63%         (a)         4,049,062
    500,000  Barclays PLC (b).................................................      8.25%         (a)           533,602
  1,024,990  BBVA Global Finance Ltd..........................................      7.00%       12/01/25      1,119,722
  3,500,000  BNP Paribas S.A. (b) (e).........................................      7.38%       12/31/49      3,626,875
  1,007,000  BPCE S.A. (b)....................................................     12.50%         (a)         1,309,100
  2,616,000  Citizens Financial Group, Inc. (b) (e)...........................      5.50%         (a)         2,576,760
  1,500,000  Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/
                Netherlan (b).................................................     11.00%         (a)         1,871,250
    900,000  Credit Agricole S.A. (b).........................................      8.13%       09/19/33        997,145
  1,500,000  Credit Agricole S.A. (b).........................................      8.38%         (a)         1,706,400
  1,500,000  Credit Agricole S.A. (b) (e).....................................      8.38%         (a)         1,706,400
  2,000,000  Dresdner Funding Trust I.........................................      8.15%       06/30/31      2,476,752
  5,000,000  Fuerstenberg Capital International Sarl & Cie SECS (b)...........     10.25%         (a)         5,186,035
  5,000,000  JPMorgan Chase & Co., Series S (b)...............................      6.75%         (a)         5,431,250
  2,000,000  LBG Capital No.1 PLC (b).........................................      8.50%         (a)         2,336,940
    200,000  LBG Capital No.1 PLC (b) (e).....................................      8.50%         (a)           233,901
  3,000,000  Lloyds Bank PLC (b)..............................................     12.00%         (a)         4,335,000
  1,000,000  Natixis S.A. (b).................................................     10.00%         (a)         1,152,500
  3,785,000  NIBC Bank N.V....................................................      7.63%         (a)         3,823,403
  4,000,000  Royal Bank of Scotland Group PLC (b).............................      8.00%         (a)         4,190,000
  2,000,000  Royal Bank of Scotland Group PLC (b).............................      7.50%       12/31/49      2,075,000
  1,000,000  Royal Bank of Scotland Group PLC (b).............................      7.65%         (a)         1,250,000
  6,000,000  Societe Generale S.A. (b) (e)....................................      8.00%         (a)         6,072,198
  1,000,000  Societe Generale S.A. (b)........................................      7.88%         (a)         1,005,630
  2,000,000  Societe Generale S.A. (b) (e)....................................      7.88%         (a)         2,011,260
    500,000  Wells Fargo & Co., Series U (b)..................................      5.88%         (a)           529,475
  3,500,000  Zions Bancorporation, Series J (b)...............................      7.20%         (a)         3,780,000
                                                                                                           ------------
                                                                                                             74,910,785
                                                                                                           ------------


Page 10                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2015

    PAR                                                                            STATED        STATED
  AMOUNT                                DESCRIPTION                                 RATE        MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

             CAPITAL MARKETS - 0.9%
$   400,000  Charles Schwab Corp. (b).........................................      7.00%         (a)      $    465,000
  3,000,000  UBS Group AG (b).................................................      7.13%         (a)         3,135,060
                                                                                                           ------------
                                                                                                              3,600,060
                                                                                                           ------------
             DIVERSIFIED FINANCIAL SERVICES - 1.9%
  1,000,000  General Electric Capital Corp., Series A (b).....................      7.13%         (a)         1,176,250
  2,000,000  General Electric Capital Corp., Series B (b).....................      6.25%         (a)         2,229,200
  4,000,000  Glen Meadow Pass Through Trust (b) (e)...........................      6.51%       02/12/67      3,470,000
  1,000,000  Macquarie PMI LLC................................................      8.38%         (a)         1,004,825
                                                                                                           ------------
                                                                                                              7,880,275
                                                                                                           ------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
  2,000,000  Koninklijke KPN N.V. (b).........................................      7.00%       03/28/73      2,070,740
  2,000,000  Koninklijke KPN N.V. (b) (e).....................................      7.00%       03/28/73      2,070,740
                                                                                                           ------------
                                                                                                              4,141,480
                                                                                                           ------------
             ELECTRIC UTILITIES - 3.1%
  5,325,000  Enel SpA (b) (e).................................................      8.75%       09/24/73      6,150,375
  2,000,000  NextEra Energy Capital Holdings, Inc., Series D (b)..............      7.30%       09/01/67      1,995,000
  5,500,000  PPL Capital Funding, Inc., Series A (b)..........................      6.70%       03/30/67      4,648,941
                                                                                                           ------------
                                                                                                             12,794,316
                                                                                                           ------------
             FOOD PRODUCTS - 0.8%
  3,000,000  Land O'Lakes Capital Trust I (e).................................      7.45%       03/15/28      3,195,000
                                                                                                           ------------
             INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.7%
  1,500,000  AES Gener S.A. (b) (e)...........................................      8.38%       12/18/73      1,560,000
  1,250,000  AES Gener S.A. (b)...............................................      8.38%       12/18/73      1,300,000
                                                                                                           ------------
                                                                                                              2,860,000
                                                                                                           ------------
             INSURANCE - 10.7%
  1,200,000  AG Insurance S.A. N.V. (b).......................................      6.75%         (a)         1,297,650
  5,150,000  Aquarius + Investments PLC for Swiss Reinsurance Co., Ltd. (b)...      8.25%         (a)         5,622,739
  6,000,000  Assured Guaranty Municipal Holdings, Inc. (b) (e)................      6.40%       12/15/66      4,380,000
  1,000,000  Aviva PLC........................................................      8.25%         (a)         1,095,580
    500,000  Catlin Insurance Co., Ltd. (b)...................................      7.25%         (a)           430,000
  3,000,000  Catlin Insurance Co., Ltd. (b) (e)...............................      7.25%       12/31/49      2,580,000
    500,000  Cloverie PLC for Zurich Insurance Co., Ltd. (b)..................      8.25%         (a)           562,385
  2,000,000  CNP Assurances (b)...............................................      6.88%       12/31/49      2,151,380
    500,000  CNP Assurances (b)...............................................      7.50%         (a)           548,842
  3,000,000  Friends Life Holdings PLC (b)....................................      7.88%         (a)         3,356,418
  4,823,000  La Mondiale SAM (b)..............................................      7.63%         (a)         5,245,012
  5,260,000  Liberty Mutual Group, Inc. (b) (e)...............................      7.00%       03/15/37      5,056,175
    325,000  Liberty Mutual Group, Inc. (b) (e)...............................     10.75%       06/15/58        488,313
  2,000,000  Meiji Yasuda Life Insurance Co. (b) (e)..........................      5.20%       10/20/45      2,067,912
  1,000,000  MetLife Capital Trust X (b) (e)..................................      9.25%       04/08/38      1,392,700
    400,000  Mitsui Sumitomo Insurance Co., Ltd. (b) (e)......................      7.00%       03/15/72        465,500
  1,100,000  Nationwide Financial Services, Inc...............................      6.75%       05/15/37      1,133,000
  6,600,000  Sirius International Group Ltd. (b) (f)..........................      7.51%         (a)         6,682,500
                                                                                                           ------------
                                                                                                             44,556,106
                                                                                                           ------------
             METALS & MINING - 2.0%
  3,000,000  BHP Billiton Finance USA Ltd. (b) (e)............................      6.25%       10/19/75      3,071,250
  5,000,000  BHP Billiton Finance USA Ltd. (b) (e)............................      6.75%       10/19/75      5,106,250
                                                                                                           ------------
                                                                                                              8,177,500
                                                                                                           ------------
             TOTAL CAPITAL PREFERRED SECURITIES..........................................................   162,115,522
             (Cost $163,807,308)                                                                           ------------



                        See Notes to Financial Statements                Page 11

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2015

                                                                                   STATED        STATED
  SHARES                                DESCRIPTION                                 RATE        MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
CORPORATE BONDS AND NOTES - 1.2%

             INSURANCE - 1.2%
$ 5,000,000  Land O' Lakes, Inc. (f)..........................................      8.00%         (a)      $  5,168,750
             (Cost $5,000,000)                                                                             ------------


  SHARES                                             DESCRIPTION                                              VALUE
-----------  --------------------------------------------------------------------------------------------  ------------
CLOSED-END FUNDS - 0.3%

             CAPITAL MARKETS - 0.3%
     47,740  Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc..................................     1,095,156
             (Cost $1,084,765)                                                                             ------------

             TOTAL INVESTMENTS - 98.8%...................................................................   408,820,573
             (Cost $409,647,044) (g)

             NET OTHER ASSETS AND LIABILITIES - 1.2%.....................................................     4,884,723
                                                                                                           ------------
             NET ASSETS - 100.0%.........................................................................  $413,705,296
                                                                                                           ============


(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at October 31, 2015. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) Floating rate security. The interest rate shown reflects the rate in effect at October 31, 2015.

(d) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund's sub-advisor (the "Sub-Advisor").

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At October 31, 2015, securities noted as such amounted to $58,860,078 or 14.23% of net assets.

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).

(g) Aggregate cost for federal income tax purposes is $409,654,700. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,638,476 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,472,603.


Page 12                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2015

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                             10/31/2015        PRICES           INPUTS           INPUTS
---------------------------------------------------    -------------   -------------   --------------   --------------
$25 Par Preferred Securities:
   Multi-Utilities.................................    $   2,174,935   $          --   $    2,174,935   $           --
   Other Industry Categories*......................      224,966,124     224,966,124               --               --
$50 Par Preferred Securities*......................        1,698,307       1,698,307               --               --
$100 Par Preferred Securities:
   Consumer Finance................................          572,225         572,225               --               --
   Other Industry Categories*......................        1,523,568              --        1,523,568               --
$1,000 Par Preferred Securities*...................        9,505,986              --        9,505,986               --
Capital Preferred Securities*......................      162,115,522              --      162,115,522               --
Corporate Bonds and Notes*.........................        5,168,750              --        5,168,750               --
Closed-End Funds*..................................        1,095,156       1,095,156               --               --
                                                       -------------   -------------   --------------   --------------
Total Investments..................................    $ 408,820,573   $ 228,331,812   $  180,488,761   $           --
                                                       =============   =============   ==============   ==============


* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period their current value. As of October 31, 2015, the Fund transferred $25 par preferred securities valued at $954,105 from Level 1 to Level 2 due to use of observable market inputs not in an active market.


                        See Notes to Financial Statements                Page 13

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2015

ASSETS:
Investments, at value.................................................     $     408,820,573
Cash..................................................................             2,456,541
Receivables:
   Capital shares sold................................................             3,795,169
   Interest...........................................................             2,439,705
   Dividends..........................................................               849,343
   Investment securities sold.........................................               496,273
   Tax reclaims.......................................................                52,369
Other assets..........................................................                48,456
                                                                           -----------------
   Total Assets.......................................................           418,958,429
                                                                           -----------------
LIABILITIES:
Payables:
   Investment securities purchased....................................             4,968,544
   Investment advisory fees...........................................               284,589
                                                                           -----------------
   Total Liabilities..................................................             5,253,133
                                                                           -----------------
NET ASSETS............................................................     $     413,705,296
                                                                           =================
NET ASSETS CONSIST OF:
Paid-in capital.......................................................     $     419,752,557
Par value.............................................................               218,050
Accumulated net investment income (loss)..............................               521,422
Accumulated net realized gain (loss) on investments...................            (5,960,262)
Net unrealized appreciation (depreciation) on investments.............              (826,471)
                                                                           -----------------
NET ASSETS............................................................     $     413,705,296
                                                                           =================
NET ASSET VALUE, per share............................................     $           18.97
                                                                           =================
Number of shares outstanding (unlimited number of
   shares authorized, par value $0.01 per share)......................            21,805,000
                                                                           =================
Investments, at cost..................................................     $     409,647,044
                                                                           =================


Page 14                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2015

INVESTMENT INCOME:
Dividends.............................................................     $       8,768,477
Interest..............................................................             6,380,375
Foreign tax withholding...............................................                  (468)
Other.................................................................                     8
                                                                           -----------------
   Total investment income............................................            15,148,392
                                                                           -----------------
EXPENSES:
Investment advisory fees..............................................             1,840,347
                                                                           -----------------
   Total expenses.....................................................             1,840,347
                                                                           -----------------
NET INVESTMENT INCOME (LOSS)..........................................            13,308,045
                                                                           -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments........................................................              (353,677)
   In-kind redemptions................................................                97,683
                                                                           -----------------
Net realized gain (loss)..............................................              (255,994)
                                                                           -----------------
Net change in unrealized appreciation (depreciation) on investments...            (1,274,548)
                                                                           -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...............................            (1,530,542)
                                                                           -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS....................................................     $      11,777,503
                                                                           =================


                        See Notes to Financial Statements                Page 15

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED OCTOBER 31, 2015

                                                                          FOR THE YEAR       FOR THE YEAR
                                                                             ENDED              ENDED
                                                                           10/31/2015         10/31/2014
                                                                        ----------------   ----------------
OPERATIONS:
Net investment income (loss)..........................................  $     13,308,045   $      3,895,121
Net realized gain (loss)..............................................          (255,994)        (2,534,995)
Net change in unrealized appreciation (depreciation)..................        (1,274,548)         4,543,169
                                                                        ----------------   ----------------
Net increase (decrease) in net assets resulting from operations ......        11,777,503          5,903,295
                                                                        ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................       (13,052,254)        (3,548,355)
                                                                        ----------------   ----------------
Total distributions to shareholders...................................       (13,052,254)        (3,548,355)
                                                                        ----------------   ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.............................................       333,925,194         33,332,529
Cost of shares redeemed...............................................        (5,663,344)       (13,691,744)
                                                                        ----------------   ----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...........................................       328,261,850         19,640,785
                                                                        ----------------   ----------------
Total increase (decrease) in net assets...............................       326,987,099         21,995,725

NET ASSETS:
Beginning of year.....................................................        86,718,197         64,722,472
                                                                        ----------------   ----------------
End of year...........................................................  $    413,705,296   $     86,718,197
                                                                        ================   ================
Accumulated net investment income (loss) at end of year...............  $        521,422   $        189,746
                                                                        ================   ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...............................         4,555,000          3,555,000
Shares sold...........................................................        17,550,000          1,750,000
Shares redeemed.......................................................          (300,000)          (750,000)
                                                                        ----------------   ----------------
Shares outstanding, end of period.....................................        21,805,000          4,555,000
                                                                        ================   ================


Page 16                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   FOR THE PERIOD
                                                                                   2/11/2013 (a)
                                               YEAR ENDED         YEAR ENDED          THROUGH
                                               10/31/2015         10/31/2014         10/31/2013
                                             --------------     --------------     --------------
Net asset value, beginning of period           $    19.04         $    18.21         $    19.99
                                               ----------         ----------         ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         1.16 (b)           1.10               0.65
Net realized and unrealized gain (loss)             (0.10)              0.76              (1.78)
                                               ----------         ----------         ----------
Total from investment operations                     1.06               1.86              (1.13)
                                               ----------         ----------         ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (1.13)             (1.03)             (0.62)
Return of capital                                      --                 --              (0.03)
                                               ----------         ----------         ----------
Total distributions                                 (1.13)             (1.03)             (0.65)
                                               ----------         ----------         ----------
Net asset value, end of period                 $    18.97         $    19.04         $    18.21
                                               ==========         ==========         ==========
TOTAL RETURN (c)                                     5.75%             10.42%             (5.74)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  413,705         $   86,718         $   64,722
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.85%              0.85%              0.85% (d)
Ratio of net investment income (loss) to
   average net assets                                6.15%              6.06%              5.44% (d)
Portfolio turnover rate (e)                            50%                91%                45%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the First Trust Preferred Securities and Income ETF on January 29, 2013 in order to provide initial capital required by SEC rules.

(b)   Based on average shares outstanding.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 17

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                                OCTOBER 31, 2015


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of four funds that are offering shares. This report covers the First Trust Preferred Securities and Income ETF (the "Fund"), which trades under the ticker FPE on the NYSE Arca, Inc. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests or for cash or, in certain circumstances, a combination of both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in preferred securities and income-producing debt securities including corporate bonds, high-yield securities and convertible securities. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                                OCTOBER 31, 2015


      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                                OCTOBER 31, 2015


            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

Distributions received from the Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the REIT's fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of October 31, 2015, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.


                                                           SHARES/                                                    % OF
                                         ACQUISITION         PAR                      CARRYING                         NET
SECURITY                                    DATE            AMOUNT       PRICE          COST            VALUE        ASSETS
-----------------------------------------------------------------------------------------------------------------------------
AgStar Financial Services
   ACA, 6.75%                              7/31/15             2,500   $ 1,063.06   $   2,631,250   $   2,657,656        0.64%
Farm Credit Bank of Texas,
   Series 1, 10.00%                   1/30/15 - 9/18/15        3,300     1,262.50       4,148,750       4,166,250        1.01
Land O'Lakes, Inc., 8.00%                  7/9/15         $5,000,000         1.03       5,000,000       5,168,750        1.25
Sirius International Group
   Ltd., 7.51%                         8/6/14 - 9/1/15    $6,600,000         1.01       6,908,250       6,682,500        1.61
Sovereign Real Estate
   Investment Trust, 12.00%           5/12/14 - 2/5/15         1,456     1,273.75       1,945,760       1,854,580        0.45
                                                                                    -------------   -------------   ---------
                                                                                    $  20,634,010   $  20,529,736        4.96%
                                                                                    =============   =============   =========


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                                OCTOBER 31, 2015


The tax character of distributions paid during the fiscal year ended October 31, 2015 and the period ended October 31, 2014 was as follows:

Distributions paid from:                              2015             2014
Ordinary income................................   $  13,052,254    $   3,548,355
Capital gain...................................   $          --    $          --
Return of capital..............................   $          --    $          --

As of October 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income..................   $     362,442
Accumulated capital and other losses...........      (5,793,626)
Net unrealized appreciation (depreciation).....        (834,127)

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2013, 2014 and 2015 remain open to federal and state audit. As of October 31, 2015, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2015, the Fund had non-expiring capital loss carryforwards for federal income tax purposes of $5,793,626.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2015, the Fund had no net ordinary losses. In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended October 31, 2015, the adjustments for the Fund were as follows:

                                          Accumulated
                   Accumulated           Net Realized
                 Net Investment           Gain (Loss)             Paid-in
                  Income (Loss)         on Investments            Capital
                 ---------------        ---------------        --------------
                 $        75,885        $      (163,379)       $       87,494

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                                OCTOBER 31, 2015


Stonebridge, an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise Stonebridge and its management of the investment of the Fund's assets and will pay Stonebridge for its services as the Fund's sub-advisor. First Trust and Stonebridge are equally responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. Stonebridge receives a sub-advisory fee equal to 0.425% of the average daily net assets of the Fund less Stonebridge's share of the Fund's expenses. The Sub-Advisor's fee is paid by the Advisor out of the Advisor's management fee. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2015, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, for the Fund were $271,061,408 and $107,664,257, respectively.

For the year ended October 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales for the Fund was $165,081,584 and $2,941,127, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of the securities included in the Fund's portfolio and the countries in which the transaction settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                                OCTOBER 31, 2015


Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                               6. LINE OF CREDIT

Effective April 25, 2014, the Trust, First Trust Series Fund and First Trust Exchange-Traded Fund IV entered into an $80 million Credit Agreement with the Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders. Prior to March 26, 2015 a commitment fee of 0.125% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans was charged by Scotia. Effective March 26, 2015, the commitment fee was changed to 0.15%. First Trust allocates the commitment fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the year ended October 31, 2015.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2017.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there were the following subsequent events:

On November 19, 2015, the Fund declared a distribution of $0.123 per share to shareholders of record on November 24, 2015, payable November 30, 2015.

At a meeting on December 7, 2015, the Board accepted Mr. Bradley's resignation from his position as the President and Chief Executive Officer of the Trust, effective December 31, 2015. At the same meeting, the Board elected Mr. Dykas to serve as the President and Chief Executive Officer and Mr. Donald Swade, formerly an Assistant Treasurer of the Trust, to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

Management anticipates that sometime before the end of December 2015, First Trust Portfolios L.P., First Trust's affiliate, will transfer its ownership interest in Stonebridge to First Trust Capital Partners LLC, an affiliate of both First Trust and First Trust Portfolios L.P. Like First Trust, First Trust Portfolios L.P. and First Trust Capital Partners LLC are owned by The Charger Corporation and Grace Partners of DuPage L.P. The anticipated transfer will not amount to a change of control of Stonebridge or an assignment of the sub-advisory agreement between the Fund and Stonebridge, and will otherwise have no effect on the Fund.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST PREFERRED SECURITIES AND INCOME ETF:

We have audited the accompanying statement of assets and liabilities of First Trust Preferred Securities and Income ETF (the "Fund"), a series of the First Trust Exchange-Traded Fund III, including the portfolio of investments, as of October 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015 by correspondence with the Fund's custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust Preferred Securities and Income ETF as of October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 23, 2015

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                          OCTOBER 31, 2015 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended October 31, 2015, the following percentages of income dividend paid by the Fund qualify for the dividends received deduction available to corporations and is hereby designated as qualified dividend income:


     Dividends Received Deduction                   Qualified Dividend Income
     ----------------------------                  ----------------------------
                33.81%                                        60.29%


                              RISK CONSIDERATIONS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may under certain circumstances effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONCENTRATION RISK. A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened if the Fund invests in "high yield" or "junk" debt; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying securities in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the securities into depositary receipts and vice versa. Such restrictions may cause the securities of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

FINANCIAL COMPANY RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                          OCTOBER 31, 2015 (UNAUDITED)


HIGH YIELD SECURITIES RISK. High yield securities are subject to greater market fluctuations and risk of loss than securities with higher ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

ILLIQUID SECURITIES RISK. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. If interest rates fall, the income from the Fund's portfolio will decline as the Fund invests the proceeds from new share sales, or from matured or called debt securities, at interest rates that are below the portfolio's current earnings rate.

INTEREST RATE RISK. If interest rates rise, the prices of the fixed-rate instruments held by the Fund may fall.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the sub-advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund may invest in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

PREFERRED SECURITIES RISK. Preferred Securities combine some of the characteristics of both common stocks and bonds. Preferred Securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred Securities are also subject to credit risk, interest rate risk and income risk.

REIT RISK. Investing in REITs involves risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                          OCTOBER 31, 2015 (UNAUDITED)


The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                   NUMBER OF            OTHER
                                                                                                 PORTFOLIOS IN     TRUSTEESHIPS OR
                                 TERM OF OFFICE                                                 THE FIRST TRUST     DIRECTORSHIPS
       NAME, ADDRESS,            AND YEAR FIRST                                                   FUND COMPLEX     HELD BY TRUSTEE
      DATE OF BIRTH AND            ELECTED OR                 PRINCIPAL OCCUPATIONS               OVERSEEN BY        DURING PAST
   POSITION WITH THE TRUST          APPOINTED                  DURING PAST 5 YEARS                  TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee    o Indefinite Term   Physician; President, Wheaton Orthopedics;        117         None
c/o First Trust Advisors L.P.                       Limited Partner, Gundersen Real Estate
120 East Liberty Drive,         o Since Inception   Limited Partnership; Member, Sportsmed LLC
  Suite 400
Wheaton, IL 60187
D.O.B.: 04/51


Thomas R. Kadlec, Trustee       o Indefinite Term   President (March 2010 to Present), Senior         117         Director of ADM
c/o First Trust Advisors L.P.                       Vice President and Chief Financial Officer                    Investor Services,
120 East Liberty Drive,         o Since Inception   (May 2007 to March 2010), ADM Investor                        Inc., ADM
  Suite 400                                         Services, Inc. (Futures Commission                            Investor Services
Wheaton, IL 60187                                   Merchant) International and                                   Futures Industry
D.O.B.: 11/57                                                                                                     Association


Robert F. Keith, Trustee        o Indefinite Term   President (2003 to Present), Hibs                 117         Director of Trust
c/o First Trust Advisors L.P.                       Enterprises (Financial and Management                         Company of
120 East Liberty Drive,         o Since Inception   Consulting)                                                   Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee        o Indefinite Term   Managing Director and Chief Operating             117         Director of
c/o First Trust Advisors L.P.                       Officer (January 2015 to Present), Pelita                     Covenant
120 East Liberty Drive,         o Since Inception   Harapan Educational Foundation                                Transport, Inc.
  Suite 400                                         (Educational Products and Services);                          (May 2003 to
Wheaton, IL 60187                                   President and Chief Executive Officer                         May 2014)
D.O.B.: 03/54                                       (June 2012 to September 2014), Servant
                                                    Interactive LLC (Educational Products and
                                                    Services); President and Chief Executive
                                                    Officer (June 2012 to September 2014), Dew
                                                    Learning LLC (Educational Products and
                                                    Services); President (June 2002 to June
                                                    2012), Covenant College

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

James A. Bowen(1), Trustee,     o Indefinite Term   Chief Executive Officer (December 2010 to         117         None
Chairman of the Board                               Present), President (until December 2010),
120 East Liberty Drive,         o Since Inception   First Trust Advisors L.P. and First Trust
  Suite 400                                         Portfolios L.P.; Chairman of the Board of
Wheaton, IL 60187                                   Directors, BondWave LLC (Software
D.O.B.: 09/55                                       Development Company/Investment Advisor
                                                    and Stonebridge Advisors LLC (Investment
                                                    Advisor)

-----------------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                          OCTOBER 31, 2015 (UNAUDITED)


                                 POSITION AND             TERM OF OFFICE
     NAME, ADDRESS                 OFFICES                 AND LENGTH OF                       PRINCIPAL OCCUPATIONS
   AND DATE OF BIRTH              WITH TRUST                  SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS WHO ARE NOT TRUSTEES(2)
------------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley           President and Chief            o Indefinite Term     Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,     Executive Officer                                    and Chief Financial Officer, First Trust Advisors
  Suite 400                                              o Since Inception     L.P. and First Trust Portfolios L.P.; Chief Financial
Wheaton, IL 60187                                                              Officer, BondWave LLC (Software Development
D.O.B.: 11/57                                                                  Company/Investment Advisor) and Stonebridge
                                                                               Advisors LLC (Investment Advisor)

James M. Dykas            Treasurer, Chief Financial     o Indefinite Term     Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,     Officer and Chief                                    President (April 2007 to Present), First Trust
  Suite 400               Accounting Officer             o Since Inception     Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 01/66


W. Scott Jardine          Secretary and Chief            o Indefinite Term     General Counsel, First Trust Advisors L.P., First
120 E. Liberty Drive,     Legal Officer                                        Trust Portfolios L.P.; Secretary and General Counsel,
  Suite 400                                              o Since Inception     BondWave LLC (Software Development Company/
Wheaton, IL 60187                                                              Investment Advisor) and Secretary, Stonebridge
D.O.B.: 05/60                                                                  Advisors LLC (Investment Advisor)


Daniel J. Lindquist       Vice President                 o Indefinite Term     Managing Director (July 2012 to Present), Senior
120 E. Liberty Drive,                                                          Vice President (September 2005 to July 2012),
  Suite 400                                              o Since Inception     First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                              L.P.
D.O.B.: 02/70


Kristi A. Maher           Chief Compliance Officer       o Indefinite Term     Deputy General Counsel, First Trust Advisors
120 E. Liberty Drive,     and Assistant Secretary                              L.P. and First Trust Portfolios L.P.
  Suite 400                                              o Since Inception
Wheaton, IL 60187
D.O.B.: 12/66


Roger F. Testin           Vice President                 o Indefinite Term     Senior Vice President, First Trust Advisors L.P.
120 E. Liberty Drive,                                                          and First Trust Portfolios L.P.
   Suite 400                                             o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66


Stan Ueland               Vice President                 o Indefinite Term     Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                          Vice President (August 2005 to September 2012),
  Suite 400                                              o Since Inception     First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                              L.P.
D.O.B.: 11/70

-----------------------------

(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                          OCTOBER 31, 2015 (UNAUDITED)


PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

PRIVACY ONLINE

We allow third-party companies, including AddThis (a social media sharing service), to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

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


FIRST TRUST


First Trust Exchange-Traded Fund III

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Stonebridge Advisors LLC
187 Danbury Road
Wilton, CT 06897

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund III
------------------------------------

First Trust Managed Municipal ETF (FMB)


 Annual Report
    For the
   Year Ended
October 31, 2015

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                                 ANNUAL REPORT
                                OCTOBER 31, 2015

Shareholder Letter.........................................................    1
Fund Performance Overview..................................................    2
Portfolio Commentary.......................................................    5
Understanding Your Fund Expenses...........................................    7
Portfolio of Investments...................................................    8
Statement of Assets and Liabilities........................................   13
Statement of Operations....................................................   14
Statements of Changes in Net Assets........................................   15
Financial Highlights.......................................................   16
Notes to Financial Statements..............................................   17
Report of Independent Registered Public Accounting Firm....................   22
Additional Information.....................................................   23
Board of Trustees and Officers.............................................   27
Privacy Policy.............................................................   29

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the "Trust") described in this report (First Trust Managed Municipal ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                OCTOBER 31, 2015

Dear Shareholders:

Thank you for your investment in First Trust Managed Municipal ETF (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the annual report which contains detailed information about your investment for the 12 months ended October 31, 2015, including a market overview and a performance analysis for the period. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, most of 2015 has been volatile. Economic and global factors, such as the continued conflict in the Middle East, a sharp decline in oil prices and terrorism around the world, have impacted U.S. and global markets. Another factor that has weighed upon U.S. markets for most of the year is the fact that many economists had predicted that the Federal Reserve would begin to raise interest rates in 2015, which has still not happened.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)

The primary investment objective of First Trust Managed Municipal ETF (the "Fund") is to generate current income that is exempt from regular federal income taxes, and its secondary objective is long-term capital appreciation. The Fund lists and principally trades its shares on The NASDAQ(R) Stock Market, LLC under the ticker symbol "FMB". Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal debt securities that pay interest that is exempt from regular federal income taxes.

-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL           CUMULATIVE
                                                              1 Year        TOTAL RETURNS          TOTAL RETURNS
                                                              Ended      Inception (5/13/14)    Inception (5/13/14)
                                                             10/31/15        to 10/31/15            to 10/31/15
FUND PERFORMANCE
NAV                                                           3.66%             4.93%                  7.32%
Market Price                                                  3.17%             5.11%                  7.59%

INDEX PERFORMANCE
Barclays Municipal 10-Year Revenue Index                      2.82%             3.96%                  5.87%
-------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)

-----------------------------------------------------------
SECTOR ALLOCATION AS OF OCTOBER 31, 2015
-----------------------------------------------------------
                                              % OF TOTAL
                                             INVESTMENTS
SECTOR                                     (INCLUDING CASH)
Continuing Care Retirement Communities           16.8%
Hospital                                         14.0
Insured                                          10.5
Cash                                              9.2
Government Obligation Bond - Unlimited Tax        6.3
Dedicated Tax                                     5.8
Gas                                               5.0
Utility                                           4.6
Education                                         3.8
Government Obligation Bond - Limited Tax          3.7
Higher Education                                  3.6
Special Assessment                                3.3
Industrial Development Bond                       2.6
Student Housing                                   2.3
Airport                                           2.0
Mass Transit                                      1.9
Certificates of Participation                     1.3
Tax Increment                                     1.0
Tobacco                                           0.8
Pre-refunded/Escrowed-to-maturity                 0.8
Port                                              0.7
                                               -------
     Total                                      100.0%
                                               =======

-----------------------------------------------------------
CREDIT QUALITY AS OF OCTOBER 31, 2015
-----------------------------------------------------------
                                              % OF TOTAL
                                             INVESTMENTS
CREDIT RATING(1)                           (INCLUDING CASH)
AA                                               17.8%
A                                                28.4
BBB                                              20.6
BB                                                8.7
B                                                 0.8
Not Rated                                        14.5
Cash                                              9.2
                                               -------
     Total                                      100.0%
                                               =======

(1) The credit quality information presented reflects the ratings assigned by one or more nationally recognized statistical rating organizations ("NRSROs"), including Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               MAY 13, 2014 - OCTOBER 31, 2015

             First Trust Managed         Barclays Municipal
                Municipal ETF          10-Year Revenue Index
5/13/14            $10,000                     $10,000
10/31/14            10,353                      10,297
4/30/15             10,585                      10,392
10/31/15            10,732                      10,588


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH OCTOBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 14, 2014 (commencement of trading) through October 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------
                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
------------------------------------------------------------------------------
FOR THE PERIOD            0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
5/14/14 - 10/31/14             2             10              0            0
11/1/14 - 10/31/15           178             16              0            0

------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------
FOR THE PERIOD            0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
5/14/14 - 10/31/14            64             43              0            0
11/1/14 - 10/31/15            57              0              0            0

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                                 ANNUAL REPORT
                                OCTOBER 31, 2015


                               INVESTMENT MANAGER

The First Trust Advisors L.P. ("First Trust") Municipal Securities Team was formed in September of 2013 and is headed by Tom Futrell, CFA, and Johnathan Wilhelm, who serve as senior portfolio managers of the First Trust Managed Municipal ETF (the "Fund"). Messrs. Futrell and Wilhelm have a combined 50+ years of investment experience and prior to joining First Trust, served as portfolio managers of municipal bonds at Nuveen Investments and Performance Trust Investment Advisors. In addition to the Fund, the team manages/consults for a variety of investment portfolios and separately managed accounts.

                           PORTFOLIO MANAGEMENT TEAM

TOM FUTRELL, CFA, SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
JOHNATHAN N. WILHELM, SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER

                                   COMMENTARY

MARKET RECAP

For the 12-month period from October 31, 2014 through October 31, 2015, municipal bonds generated a total return of 2.87% as measured by the Barclays Municipal Bond Index (BMBI). During the same period, the Barclays 10-Year Revenue Bond Index and Barclays Non-Investment Grade Index produced returns of 3.27% and 2.85%, respectively. By comparison, the Barclays U.S. Treasury Index returned 2.39% during the 12-month period. The following have been major factors in explaining the municipal bond market's performance:

      o Global macroeconomic uncertainty, geopolitical tensions and moderate improvements in U.S. economic fundamentals were juxtaposed against a general market consensus that believed rates would rise in anticipation of a possible Federal Reserve tightening. Consensus was wrong, the Federal Reserve has not yet tightened, but there has been volatility in Treasury rates as a consequence, with little net change. As of October 31, 2015, the 10-year U.S. Treasury yield stood at approximately 2.14%, down 21 basis points for the trailing 12 months, and down just three basis points year-to-date. Ten-year municipal yields as measured by 10-year, "AAA" rated general obligation bonds fell just three basis points during the same period, according to data prepared by Municipal Market Data (MMD), to 2.01% as of October 31, 2015.

      o The technical environment for the municipal market was less supportive and contributed to softer total returns during the year versus those in 2014. Primary market new issuance through the end of October totaled $349.2 billion versus $268.9 billion during the same period the prior year, a 29.9% increase. On the demand side of the equation, net mutual fund flows started the year strong, but turned modestly negative for five consecutive months. The pace of outflows slowed substantially late in September after the Federal Open Market Committee ("FOMC" or the "Fed") announced it would not raise rates and investor worry surrounding higher yields subsided to some extent. Although mutual fund flows turned positive in October, demand for the year is significantly lower than that in the prior year, as total net inflows year-to-date through October 31, 2015 were just $5.0 billion compared to $20.6 billion year-to-date through October 31, 2014, a decrease of 76%. (Source: Barclays, Investment Company Institute)

      o The municipal credit environment remained healthy on improving U.S. credit fundamentals despite negative press regarding certain high-profile municipal issuers. Not only had state and local government tax revenues continued their upward trend through the first six months of 2015, but year-to-date through October 31, 2015, data prepared by Municipal Market Advisors (MMA) showed that 43 borrowers had defaulted on a par value of $3.66 billion compared to 51 defaults on a par value of $9.23 billion during the same period a year ago. In spite of the negative headlines regarding certain troubled credits, including the Commonwealth of Puerto Rico and the City of Chicago, we expect credit fundamentals generally to remain stable.

PERFORMANCE ANALYSIS

The Fund's net asset value ("NAV") and market performance for the 12-month period from October 31, 2014 through October 31, 2015 was 3.66% and 3.17%, respectively, versus the Barclays Municipal 10-Year Revenue Index (the "benchmark") return of 2.82% during the same time period.

The Fund's monthly distribution of $0.1150 on October 30, 2015, represented a tax-exempt annualized distribution rate of 2.67% (4.72% taxable equivalent yield(1)) based on the Fund's closing market price of $51.77. The Fund's distribution rate is not constant and is subject to change over time based on the performance of the Fund and general market conditions.

From a portfolio construction perspective, the Fund maintains an underweight position in the highest quality issuers (AA rated and higher) in the benchmark and is generally overweight the benchmark in terms of BBB and BB rated exposure. The Fund may allocate up to 35% of its net assets to credits that are either rated below investment grade or are non-rated and deemed to be of comparable

-----------------------------

(1) The taxable equivalent yield is based on the highest federal income tax bracket for 2015 and the Medicare surtax of 3.8%.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                                 ANNUAL REPORT
                                OCTOBER 31, 2015


quality at the time of purchase. We believe these bonds tend to carry higher income cushions than their high-quality counterparts, which can help insulate the investment against interest rate risk without materially increasing default potential. As of October 31, 2015, the Fund's weighted-average credit quality was approximately BBB/Baa, which is lower than the benchmark with a stated average credit rating of AA3/A1. The Fund's investments in BBB rated bonds as well as sub-investment grade and non-rated municipal securities, generated strong performance for the period, as investors increasingly searched for yield lower on the credit rating spectrum given the low nominal rates environment. As a result, lower investment-grade strategies generally benefited from credit spread compression during the year, positively contributing to the Fund's NAV outperformance relative to the benchmark.

We also see value in revenue bonds issued by essential service providers. We believe these investments carry upside potential that allows us to take advantage of the positive economic environment and potential credit spread compression, which could lead to enhanced portfolio returns over time. In fact, the revenue bond sectors that positively contributed to the Fund's performance over the past 12 months included hospitals, education (charter schools), municipal utilities, power, transportation and special assessment districts.

The Fund's modified duration was 5.64 as of October 31, 2015, which was shorter than the benchmark's at 5.82. Bonds in the 5- to 6-year modified duration category were the only detractor to the Fund's total return over the 12-month period; bonds in the 4- to 5-year category, as well as 6 years and beyond were additive to the Fund's performance. Because we believe that the very short end of the municipal yield curve could be the most vulnerable to the volatility associated with a Federal Reserve rate hike, we have limited the Fund's exposure to bonds that mature in 1 to 4 years.

MARKET OUTLOOK

Looking to the year ahead, the Fed's decision in October to postpone "lift-off" coupled with weaker economic data has created a murky path forward and has reduced our confidence in a rate hike before year-end. While the Fed's rhetoric makes it clear that a policy shift remains in play for 2015, upward action on rates is expected to be highly data dependent. In 2016, we do expect U.S. Treasury yields to modestly rise, as the economy gains strength and as the Fed ultimately starts to tighten.

Following a year of robust municipal bond issuance in which current and advance refundings made up over 60% of the volume, we expect issuance in the year ahead to be similar to 2015, even if the pace of refunding activity is apt to slow down. Because of a persistently low interest rate environment and the growing need to repair and expand U.S. infrastructure such as airports, bridges, electric utilities, roads and water systems, we would expect new issue municipal bond supply to be between $375 billion and $415 billion in 2016.

We will continue to position the portfolio defensively by being modestly below its benchmark duration given our expectation for gradually rising rates. Because we believe yield curve positioning could be an important source of total return in 2016, our current intention is to underweight bonds in the short end of the municipal yield curve as they could be the most vulnerable to volatility associated with Fed tightening, and underweight long-duration bonds that could be negatively impacted in a rising-rate environment. We currently favor bonds with 6 to 9 year maturities, and bonds maturing in 12 to 20 years, but priced to a shorter 6 to 9 year call. We also favor 5% coupon bonds, versus 3% and 4% coupon structures, that together with our preferred yield curve positioning serves to reduce overall portfolio duration. On the credit side, we continue to over-weight A rated and select BBB rated and high yield municipal securities, given a healthy fundamental credit picture, which we believe supports reaching lower on the credit spectrum. We also continue to find pockets of investment opportunity in the essential service revenue bond sectors such as health care, senior living, education, transportation, and utilities, where, in our view, there is additional default-risk insulation because of the borrowers' essentiality in their local communities.

What are the risks to our outlook and forecast of a gradual rise in interest rates? Among many factors, stronger than expected GDP growth and an uptick in inflation, a substantive change in Federal Reserve commentary regarding 2016 monetary policy, higher than forecast municipal bond new issue supply, and large mutual fund net outflows could alter our forecast. In addition, weaker than expected economic growth in the European Union, China and Japan along with continued outbreaks of elevated global conflicts could keep domestic interest rates lower for a longer period of time than we forecast. With this as a backdrop, we will continue to practice the discipline of our investment process where we perform fundamental credit analysis and quantitative total return scenario analysis on individual bonds and the portfolio as a whole, looking for bonds that can provide both high income and attractive total return potential over time.

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2015 (UNAUDITED)


As a shareholder of First Trust Managed Municipal ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE       DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                    MAY 1, 2015      OCTOBER 31, 2015        PERIOD          PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST MANAGED MUNICIPAL ETF
Actual                                               $1,000.00          $1,013.90             0.65%             $3.30
Hypothetical (5% return before expenses)             $1,000.00          $1,021.93             0.65%             $3.31


(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (May 1, 2015 through October 31, 2015), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2015

 PRINCIPAL                                                                         STATED        STATED
   VALUE                                DESCRIPTION                                COUPON       MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
MUNICIPAL BONDS - 95.1%

             ARIZONA - 0.7%
$   200,000  Student & Academic Svcs LLC AZ Lease Rev Northern AZ
                Capital Facs Fin Corp, BAM....................................      5.00%       06/01/21   $    232,188
                                                                                                           ------------
             CALIFORNIA - 6.0%
    320,000  Abag CA Fin Auth For Nonprofit Corps Ref Episcopal Sr Cmntys,
                Ser B.........................................................      5.00%       07/01/23        359,382
     75,000  CA St Hlth Facs Fing Auth Rev Ref Insd Marshall Med Ctr, CA
                MTG INS.......................................................      5.00%       11/01/25         90,552
    250,000  CA Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr, CA
                MTG INS.......................................................      5.00%       08/15/34        287,128
    250,000  CA Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr, CA
                MTG INS.......................................................      5.00%       08/15/35        286,193
    275,000  Golden St Tobacco Securitization Corp. CA Tobacco Settlement
                Asset-Backed Sr, Ser A-1......................................      4.50%       06/01/27        268,683
    210,000  La Verne CA Ref Brethren Hillcrest Homes, COP....................      5.00%       05/15/22        234,870
    400,000  San Francisco City & Cnty CA Cops Port Facs Proj, Ser C,
                AMT, COP......................................................      5.00%       03/01/22        473,040
                                                                                                           ------------
                                                                                                              1,999,848
                                                                                                           ------------
             COLORADO - 7.0%
    605,000  CO St Hlth Facs Auth Rev Ref Covenant Retirement Cmntys,
                Ser A.........................................................      5.00%       12/01/27        656,292
    120,000  CO St Hlth Facs Auth Rev Vail Valley Med Ctr Proj................      5.00%       01/15/24        141,716
    200,000  CO St Hlth Facs Auth Rev Vail Valley Med Ctr Proj................      5.00%       01/15/35        225,898
    500,000  Copperleaf CO Met Dist #2 Ref (a)................................      5.25%       12/01/30        517,945
     55,000  E-470 CO Pub Highway Auth Capital Appreciation Sr, Ser B,
                NATL-RE.......................................................       (b)        09/01/22         46,079
    250,000  Harvest Junction CO Met Dist Ref & Impt..........................      5.00%       12/01/30        267,490
    500,000  Promenade Castle Rock CO Met Dist #1, Ser A (a)..................      5.13%       12/01/25        501,915
                                                                                                           ------------
                                                                                                              2,357,335
                                                                                                           ------------
             FLORIDA - 5.5%
    225,000  Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt Academy &
                Cornerstone Chrt High Sch.....................................      5.50%       10/01/22        231,228
    605,000  Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel Facs, Ser A,
                AGM, AMT (c)..................................................      5.00%       04/01/22        707,299
    250,000  Citizens Property Insurance Corp. FL, Ser A-1....................      5.00%       06/01/22        293,638
     25,000  Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc. Proj, Ser A....      5.00%       08/15/19         27,930
    265,000  Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc. Proj, Ser A....      5.50%       08/15/24        302,656
     50,000  Hollywood FL Cmnty Redev Agy Redev Rev Ref.......................      5.00%       03/01/23         57,847
    220,000  Palm Beach Cnty FL Hlth Facs Auth Acts Retirement Life
                Cmntys........................................................      5.50%       11/15/33        239,602
                                                                                                           ------------
                                                                                                              1,860,200
                                                                                                           ------------
             GEORGIA - 0.8%
    250,000  East Point GA Tax Allocation Ref.................................      5.00%       08/01/21        281,658
                                                                                                           ------------
             GUAM - 3.3%
    630,000  Guam Govt Business Privilege Tax Rev Ref, Ser D..................      5.00%       11/15/22        726,560
    325,000  Guam Power Auth Rev Ref, Ser A, AGM (c)..........................      5.00%       10/01/20        376,207
                                                                                                           ------------
                                                                                                              1,102,767
                                                                                                           ------------


Page 8                 See Notes to Financial Statements

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2015

 PRINCIPAL                                                                         STATED        STATED
   VALUE                                DESCRIPTION                                COUPON       MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
MUNICIPAL BONDS (CONTINUED)

             HAWAII - 0.9%
$   170,000  HI St Dept of Budget & Fin Spl Purpose Rev Ref HI Pacific Hlth
                Oblig Group, Ser B............................................      5.00%       07/01/30   $    190,631
    110,000  HI St Pacific Hlth Spl Purpose Rev, Ser B........................      5.63%       07/01/30        126,960
                                                                                                           ------------
                                                                                                                317,591
                                                                                                           ------------
             IDAHO - 1.6%
    500,000  ID St Hlth Facs Auth Rev Trinity Hlth Ref, Ser D.................      5.00%       12/01/33        552,350
                                                                                                           ------------
             ILLINOIS - 4.0%
     40,000  Chicago IL Ref Projs, Ser A......................................      5.00%       01/01/21         40,748
    100,000  Chicago IL Ref Projs, Ser A......................................      5.00%       01/01/24        100,739
     25,000  Chicago IL Ref, Ser C............................................      4.00%       01/01/22         23,700
    240,000  Chicago IL Ref, Ser C............................................      4.00%       01/01/24        222,547
     90,000  Chicago IL, Ser D................................................      4.30%       01/01/24         85,238
    100,000  IL St Fin Auth Rev Centegra Hlth Sys.............................      5.00%       09/01/18        108,744
    145,000  IL St Fin Auth Rev Centegra Hlth Sys, Ser A......................      5.00%       09/01/22        166,238
     25,000  IL St Fin Auth Rev Central Dupage Hlth...........................      5.00%       11/01/27         28,254
     15,000  IL St Fin Auth Rev Ref Lutheran Hillside Village.................      5.13%       02/01/26         15,391
    500,000  IL St Fin Auth Rev Ref Plymouth Place............................      5.00%       05/15/25        535,810
                                                                                                           ------------
                                                                                                              1,327,409
                                                                                                           ------------
             INDIANA - 2.1%
    350,000  IN St Fin Auth Rev BHI Sr Living.................................      5.50%       11/15/26        389,970
    250,000  IN St Fin Auth Rev Greencroft Oblig Group, Ser A.................      5.75%       11/15/28        272,093
     40,000  IN St Fin Auth Rev Greencroft Oblig Group, Ser A.................      6.00%       11/15/28         44,204
                                                                                                           ------------
                                                                                                                706,267
                                                                                                           ------------
             IOWA - 0.3%
    100,000  IA St Fin Auth Midwestern Disaster Area Rev IA Fertilizer Co
                Proj..........................................................      5.50%       12/01/22        106,080
                                                                                                           ------------
             KENTUCKY - 1.0%
    300,000  KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE...............      5.00%       09/01/22        350,676
                                                                                                           ------------
             LOUISIANA - 2.6%
    390,000  LA Stadium & Exposition Dist LA Ref Sr, Ser A....................      5.00%       07/01/30        441,008
    380,000  LA Stadium & Exposition Dist LA Ref Sr, Ser A....................      5.00%       07/01/31        428,868
                                                                                                           ------------
                                                                                                                869,876
                                                                                                           ------------
             MARYLAND - 0.7%
    220,000  MD St Econ Dev Corp Econ Dev Rev Transn Facs Proj, Ser A.........      5.38%       06/01/25        240,601
                                                                                                           ------------
             MICHIGAN - 0.7%
    100,000  MI St Fin Auth Rev Detroit Sch Dist..............................      5.50%       06/01/21        107,194
    125,000  MI St Fin Auth Rev Ref Local Govt Loan Program, Ser F1...........      3.88%       10/01/23        129,260
                                                                                                           ------------
                                                                                                                236,454
                                                                                                           ------------
             MINNESOTA - 5.5%
    460,000  Hugo MN Chrt Sch Lease Rev Noble Academy Proj, Ser A.............      4.00%       07/01/21        473,124
    250,000  Minneapolis MN Student Hsg Rev Riverton Cmnty Hsg Proj Ref.......      3.50%       08/01/20        250,425
    500,000  Rochester MN Hlth Care & Hsg Rev Fac Homestead Rochester
                Inc Proj, Ser A...............................................      5.00%       12/01/25        533,070
    600,000  Rochester MN Hlth Care & Hsg Rev Fac Homestead Rochester
                Inc Proj, Ser A...............................................      5.00%       12/01/49        587,496
                                                                                                           ------------
                                                                                                              1,844,115
                                                                                                           ------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2015

 PRINCIPAL                                                                         STATED        STATED
   VALUE                                DESCRIPTION                                COUPON       MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
MUNICIPAL BONDS (CONTINUED)

             MISSISSIPPI - 2.1%
$   615,000  MS St Dev Bank Spl Oblig Magnolia Regl Hlth Ctr Proj, Ser A......      6.00%       10/01/24   $    707,010
                                                                                                           ------------
             MISSOURI - 2.4%
    200,000  MO St Hlth & Edl Facs Auth Edl Facs Rev St Louis Clg
                Pharmacy, Ser B...............................................      5.00%       05/01/30        216,264
    550,000  MO St Hlth & Edl Facs Auth Sr Living Facs Lutheran Sr............      5.38%       02/01/35        585,601
                                                                                                           ------------
                                                                                                                801,865
                                                                                                           ------------
             NEBRASKA - 3.2%
    950,000  Central Plains Energy Proj NE Gas Proj Rev Proj #3...............      5.00%       09/01/27      1,063,325
                                                                                                           ------------
             NEVADA - 1.6%
    490,000  Las Vegas NV Spl Impt Dist #808 & #810 Ref.......................      5.00%       06/01/22        523,913
                                                                                                           ------------
             NEW JERSEY - 2.3%
     80,000  NJ St Hlth Care Facs Fing Auth Rev Ref Barnabas Hlth, Ser A......      4.63%       07/01/23         89,408
    600,000  NJ St Transit Corp, Ser A, GAN...................................      5.00%       09/15/21        680,976
                                                                                                           ------------
                                                                                                                770,384
                                                                                                           ------------
             NEW YORK - 1.3%
    100,000  Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref Orchard
                Park..........................................................      5.00%       11/15/22        110,193
    115,000  Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref Orchard
                Park..........................................................      5.00%       11/15/24        126,758
     85,000  NY St Dorm Auth Revs Non St Supported Debt Pace Univ, Ser A......      5.00%       05/01/23         93,927
    100,000  Suffolk Cnty NY Econ Dev Corp Rev Catholic Hlth Svcs.............      5.00%       07/01/28        109,733
                                                                                                           ------------
                                                                                                                440,611
                                                                                                           ------------
             NORTH CAROLINA - 3.1%
    900,000  NC St Capital Facs Fin Agy Student Rev Ref Hsg NC A&T Univ
                Fndtn Proj, Ser A, AGM (c)....................................      5.00%       06/01/26      1,024,326
                                                                                                           ------------
             NORTH DAKOTA - 0.8%
    225,000  Burleigh Cnty ND Hlth Care Rev St Alexius Med Ctr Proj, Ser A....      5.00%       07/01/22        268,236
                                                                                                           ------------
             OHIO - 0.7%
    230,000  Southeastern OH Port Auth Hosp Facs Rev Ref Mem Hlth Sys.........      5.00%       12/01/23        243,938
                                                                                                           ------------
             OKLAHOMA - 0.3%
    100,000  Tulsa OK Arpts Impt Trust Ref, Ser D, BAM........................      5.00%       06/01/28        108,221
                                                                                                           ------------
             OREGON - 0.9%
    275,000  Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger Plaza.......      5.00%       12/01/20        301,059
                                                                                                           ------------
             PENNSYLVANIA - 7.6%
    500,000  Beaver Cnty PA Indl Dev Auth Ref Firstenergy Nuclear, Ser B (d)..      3.50%       06/01/20        507,820
    225,000  Dallas PA Area Muni Auth Univ Rev Ref Misericordia Univ Proj.....      5.00%       05/01/21        245,839
    500,000  Middletown PA Sch Dist, Ser A....................................      5.00%       03/01/28        572,065
     50,000  Montgomery Cnty PA Indl Dev Auth Acts Retirement Life
                Cmntys Ref....................................................      5.00%       11/15/29         53,620
    500,000  PA St, 1st Ser...................................................      5.00%       03/15/23        595,810
    500,000  Philadelphia PA, Ser B...........................................      5.00%       08/01/23        588,240
                                                                                                           ------------
                                                                                                              2,563,394
                                                                                                           ------------
             PUERTO RICO - 0.5%
    190,000  Puerto Rico Indl Tourist Edl Med & Envir Control Fac Ref Univ
                Sacred Heart (a)..............................................      5.00%       10/01/22        153,423
                                                                                                           ------------


Page 10                 See Notes to Financial Statements

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2015

 PRINCIPAL                                                                         STATED        STATED
   VALUE                                DESCRIPTION                                COUPON       MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
MUNICIPAL BONDS (CONTINUED)

             SOUTH CAROLINA - 3.1%
$   745,000  Piedmont SC Muni Power Agy Elec Rev Ref, Ser A-3.................      5.00%       01/01/23   $    853,614
    150,000  SC St Jobs-Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A,
                AGM (c).......................................................      5.50%       08/01/24        178,788
                                                                                                           ------------
                                                                                                              1,032,402
                                                                                                           ------------
             SOUTH DAKOTA - 0.1%
     30,000  SD St Hlth & Edl Facs Auth Avera Hlth, Ser B.....................      5.50%       07/01/35         32,778
                                                                                                           ------------
             TENNESSEE - 2.1%
    600,000  Memphis Shelby Cnty TN Arpt Auth Arpt Rev Ref, Ser B, AMT........      5.75%       07/01/23        697,266
                                                                                                           ------------
             TEXAS - 10.6%
    600,000  Flower Mound TX Spl Assmt Rev River Walk Pub Impt Dist #1........      6.13%       09/01/28        620,220
    500,000  Houston TX Arpt Sys Rev Ref United Airls Inc. Terminal E Proj,
                AMT...........................................................      4.50%       07/01/20        523,930
    255,000  Love Field TX Arpt Modernization Corp Spl Facs Rev Southwest
                Airls Co Proj.................................................      5.00%       11/01/28        280,365
    290,000  New Hope Cultural Ed Facs Fin Corp TX Retirement Fac Rev
                Wesleyan Homes Inc. Proj......................................      5.00%       01/01/24        298,291
    500,000  New Hope Cultural Ed Facs Fin Corp TX Student Hsg Rev Chf
                Collegiate Hsg Galveston I LLC TX A&M Univ Galveston..........      5.00%       04/01/22        546,605
     25,000  New Hope Cultural Ed Facs Fin Corp TX Student Hsg Rev Chf
                Stephenville-Tarleton St Univ Proj, Ser A.....................      4.25%       04/01/22         26,584
    480,000  Red River TX Hlth Facs Dev Corp Retirement Fac Rev MRC
                Crestview, Ser A..............................................      7.75%       11/15/31        558,557
    600,000  TX St Muni Gas Acquisition & Supply Corp III Gas Supply Rev......      5.00%       12/15/24        688,338
                                                                                                           ------------
                                                                                                              3,542,890
                                                                                                           ------------
             UTAH - 1.6%
    500,000  UT St Chrt Sch Fin Auth Chrt Sch Rev Spectrum Academy
                Proj (e)......................................................      6.00%       04/15/45        520,710
                                                                                                           ------------
             VIRGIN ISLANDS - 0.3%
    100,000  Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ref, Ser A............      4.00%       07/01/21        106,077
                                                                                                           ------------
             WASHINGTON - 1.4%
    155,000  Mason Cnty WA Pub Utility Dist #1 Sys............................      3.50%       12/01/21        157,375
    110,000  Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A................      5.00%       12/01/22        123,853
    165,000  Skagit Cnty WA Pub Hosp Dist #1 Skagit Valley Hosp...............      5.00%       12/01/20        182,883
                                                                                                           ------------
                                                                                                                464,111
                                                                                                           ------------
             WEST VIRGINIA - 2.2%
    630,000  Monongalia Cnty WV Bldg Commission Rev Ref Monogalia
                Hlth Sys Group................................................      5.00%       07/01/25        740,729
                                                                                                           ------------
             WISCONSIN - 4.2%
    500,000  WI St Hlth & Edl Facs Auth Rev Ref Marquette Univ................      5.00%       10/01/28        572,025
    735,000  WI St Hlth & Edl Facs Auth Rev Ref Prohealth Care Oblig
                Group.........................................................      5.00%       08/15/31        825,368
                                                                                                           ------------
                                                                                                              1,397,393
                                                                                                           ------------
             TOTAL INVESTMENTS - 95.1%...................................................................    31,889,476
             (Cost $31,402,987) (f)

             NET OTHER ASSETS AND LIABILITIES - 4.9%.....................................................     1,639,764
                                                                                                           ------------
             NET ASSETS - 100.0%.........................................................................  $ 33,529,240
                                                                                                           ============


                        See Notes to Financial Statements                Page 11

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2015


(a) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. ("First Trust"), the Fund's advisor.

(b)   Zero coupon bond.

(c) The following table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the net assets of the Fund. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                Entity                                     Percentage
                -----------------------------------------------------
                Assured Guaranty Municipal Corp.              6.8%

(d) Security has a mandatory put by the holder. Maturity date reflects such put.

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At October 31, 2015, securities noted as such amounted to $520,710, or 1.6% of net assets.

(f) Aggregate cost for federal income tax purposes is $31,397,468. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $538,299 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $46,291.

       AGM   Assured Guaranty Municipal Corp.
       AMT   Alternative Minimum Tax
       BAM   Building America Mutual
CA MTG INS   California Mortgage Insurance
       COP   Certificates of Participation
       GAN   Grant Anticipation Notes
   NATL-RE   National Public Finance Guarantee Corp.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                             10/31/2015        PRICES           INPUTS           INPUTS
---------------------------------------------------    -------------   -------------   --------------   --------------
Municipal Bonds*...................................    $  31,889,476   $          --   $   31,889,476   $           --
                                                       =============   =============   ==============   ==============


* See Portfolio of Investments for state breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.


Page 12                 See Notes to Financial Statements

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2015

ASSETS:
Investments, at value..................................................    $      31,889,476
Cash...................................................................            3,242,787
Receivables:
   Investment securities sold..........................................            1,035,304
   Interest............................................................              342,802
   Miscellaneous.......................................................                5,750
                                                                           -----------------
   Total Assets........................................................           36,516,119
                                                                           -----------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................            2,969,691
   Investment advisory fees............................................               17,188
                                                                           -----------------
   Total Liabilities...................................................            2,986,879
                                                                           -----------------
NET ASSETS.............................................................    $      33,529,240
                                                                           =================
NET ASSETS CONSIST OF:
Paid-in capital........................................................    $      32,858,528
Par value..............................................................                6,500
Accumulated net investment income (loss)...............................                5,519
Accumulated net realized gain (loss) on investments....................              172,204
Net unrealized appreciation (depreciation) on investments..............              486,489
                                                                           -----------------
NET ASSETS.............................................................    $      33,529,240
                                                                           =================
NET ASSET VALUE, per share.............................................    $           51.58
                                                                           =================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................              650,002
                                                                           =================
Investments, at cost...................................................    $      31,402,987
                                                                           =================


                        See Notes to Financial Statements                Page 13

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2015

INVESTMENT INCOME:
Interest...............................................................    $         781,968
                                                                           -----------------
   Total investment income.............................................              781,968
                                                                           -----------------
EXPENSES:
Investment advisory fees...............................................              155,117
                                                                           -----------------
   Total expenses......................................................              155,117
                                                                           -----------------
NET INVESTMENT INCOME (LOSS)...........................................              626,851
                                                                           -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.............................              179,530
   Net change in unrealized appreciation (depreciation) on investments.               32,171
                                                                           -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              211,701
                                                                           -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................    $         838,552
                                                                           =================


Page 14                 See Notes to Financial Statements

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED OCTOBER 31, 2015

                                                                                FOR THE         FOR THE PERIOD
                                                                                 YEAR            5/13/2014 (a)
                                                                                 ENDED              THROUGH
                                                                              10/31/2015          10/31/2014
                                                                           -----------------   -----------------
OPERATIONS:
Net investment income (loss)...........................................    $         626,851   $         225,551
Net realized gain (loss)...............................................              179,530               2,805
Net change in unrealized appreciation (depreciation)...................               32,171             454,318
                                                                           -----------------   -----------------
Net increase (decrease) in net assets resulting from operations........              838,552             682,674
                                                                           -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................................             (638,253)           (218,761)
Return of capital......................................................                   --             (39,240)
                                                                           -----------------   -----------------
Total distributions to shareholders....................................             (638,253)           (258,001)
                                                                           -----------------   -----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................           15,444,063          20,020,100
Cost of shares redeemed................................................           (2,559,895)                 --
                                                                           -----------------   -----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions............................................           12,884,168          20,020,100
                                                                           -----------------   -----------------
Total increase (decrease) in net assets................................           13,084,467          20,444,773

NET ASSETS:
Beginning of period....................................................           20,444,773                  --
                                                                           -----------------   -----------------
End of period..........................................................    $      33,529,240   $      20,444,773
                                                                           =================   =================
Accumulated net investment income (loss) at end of period..............    $           5,519   $           9,595
                                                                           =================   =================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................              400,002                  --
Shares sold............................................................              300,000             400,002
Shares redeemed........................................................              (50,000)                 --
                                                                           -----------------   -----------------
Shares outstanding, end of period......................................              650,002             400,002
                                                                           =================   =================


(a) Inception date is May 13, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 15

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 FOR THE PERIOD
                                                     YEAR        5/13/2014 (a)
                                                    ENDED           THROUGH
                                                  10/31/2015       10/31/2014
                                                --------------   --------------
Net asset value, beginning of period              $    51.11       $    50.00
                                                  ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            1.35             0.56
Net realized and unrealized gain (loss)                 0.50             1.20
                                                  ----------       ----------
Total from investment operations                        1.85             1.76
                                                  ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (1.38)           (0.55)
Return of capital                                         --            (0.10)
                                                  ----------       ----------
Total distributions                                    (1.38)           (0.65)
                                                  ----------       ----------
Net asset value, end of period                    $    51.58       $    51.11
                                                  ==========       ==========
TOTAL RETURN (b)                                        3.66%            3.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $   33,529       $   20,445
Ratio of total expenses to average net assets           0.65%            0.65% (c)
Ratio of net investment income (loss) to
   average net assets                                   2.63%            2.40% (c)
Portfolio turnover rate (d)                              109%              69%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 16                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                                OCTOBER 31, 2015


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of four funds that are currently offering shares. This report covers the First Trust Managed Municipal ETF (the "Fund"), which trades under the ticker FMB on The NASDAQ(R) Stock Market, LLC ("NASDAQ"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests or for cash or, in certain circumstances, a combination of both. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The primary investment objective of the Fund is to generate current income that is exempt from regular federal income taxes and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                                OCTOBER 31, 2015


      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;


      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security; and

      10)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                                OCTOBER 31, 2015


C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31, 2015 and the fiscal period ended October 31, 2014 was as follows:

Distributions paid from:                                2015            2014
Ordinary income....................................  $    25,837     $     8,427
Tax-exempt income..................................      612,416         210,334
Return of capital..................................           --          39,240

As of October 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income......................  $     5,519
Accumulated capital and other losses...............      172,204
Net unrealized appreciation (depreciation).........      486,489

D. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986 (the "Internal Revenue Code"), as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

In addition, the Fund intends to invest in municipal securities that allow it to pay shareholders "exempt dividends" as defined in the Internal Revenue Code.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2014 and 2015 remain open to federal and state audit. As of October 31, 2015, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2015, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2015, the Fund had no net ordinary losses.

In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended October 31, 2015, the adjustments for the Fund were as follows:

                                Accumulated
         Accumulated           Net Realized
       Net Investment           Gain (Loss)              Paid-in
        Income (Loss)         on Investments             Capital
       ---------------        ---------------         -------------
       $         7,326        $        (7,326)        $          --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                                OCTOBER 31, 2015


E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2015, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $37,149,229 and $24,798,365, respectively.

For the year ended October 31, 2015, the Fund had no in-kind transactions.

                                 5. BORROWINGS

Effective March 26, 2015, the Fund was added to an $80 million Credit Agreement with The Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders. The Credit Agreement is to be used as a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans is charged by Scotia, which First Trust allocates amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the year ended October 31, 2015.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                                OCTOBER 31, 2015


exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before May 15, 2016.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                9. ADOPTION OF NON-FUNDAMENTAL INVESTMENT POLICY

On March 27, 2015, the Board of Trustees of the Trust approved the adoption of a non-fundamental investment policy regarding the Fund's ability to invest in other investment companies (the "Policy"). Pursuant to the Policy, beginning June 7, 2015, the Fund no longer relies on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act to invest in other investment companies.

                             10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there were the following subsequent events:

On November 19, 2015, the Fund declared a distribution of $0.115 per share to shareholders of record on November 24, 2015, payable November 30, 2015.

At a meeting on December 7, 2015, the Board accepted Mr. Bradley's resignation from his position as the President and Chief Executive Officer of the Trust, effective December 31, 2015. At the same meeting, the Board elected Mr. Dykas to serve as the President and Chief Executive Officer and Mr. Donald Swade, formerly an Assistant Treasurer of the Trust, to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST MANAGED MUNICIPAL ETF:

We have audited the accompanying statement of assets and liabilities of First Trust Managed Municipal ETF (the "Fund"), a series of the First Trust Exchange-Traded Fund III, including the portfolio of investments, as of October 31, 2015, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015 by correspondence with the Fund's custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust Managed Municipal ETF as of October 31, 2015, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 23, 2015

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                          OCTOBER 31, 2015 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended October 31, 2015, the following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement. The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2015:

      Federal and State Income Tax                       Percentages
     -------------------------------              -------------------------
      Tax-Exempt Interest Dividends                        99.98%
      Alternative minimum tax (AMT)                        11.62%


                              RISK CONSIDERATIONS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objectives will be achieved.

ALTERNATIVE MINIMUM TAX RISK. The Fund has no limit as to the amount that can be invested in alternative minimum tax bonds. Therefore, all or a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by issuers that may have narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                          OCTOBER 31, 2015 (UNAUDITED)


INTEREST RATE RISK. Interest rate risk is the risk that the value of the securities in the Fund will decline because of rising market interest rates. When interest rates change, the values of longer duration debt securities usually change more than the values of shorter duration debt securities.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in bond prices. Also, certain of these factors may affect the liquidity of the bonds in the Fund's portfolio and make it more difficult for the Fund to sell them. Overall security values could decline generally or could underperform other investments.

MUNICIPAL LEASE OBLIGATIONS RISK. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940 Act (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

POLITICAL AND ECONOMIC RISKS. The values of Municipal Securities held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

TAX RISK. Interest income from Municipal Securities is normally not subject to regular federal income tax, but income from Municipal Securities held by the Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of a bond issuer. Consequently, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from Municipal Securities.

ZERO COUPON BONDS RISK. Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

                        INVESTMENT MANAGEMENT AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of the First Trust Exchange-Traded Fund III (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of First Trust Managed Municipal ETF (the "Fund"). The Board approved the continuation of the Agreement for a one-year period ending June 30, 2016, at a meeting held on June 16, 2015. The Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 20, 2015 and June 16, 2015, the

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                          OCTOBER 31, 2015 (UNAUDITED)


Board, including the Independent Trustees, reviewed materials provided by the Advisor and others responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor (including the relevant personnel responsible for these services and their experience); the unitary fee for the Fund as compared to fees charged to a peer group of funds for the Fund (most of which were exchange-traded funds or "ETFs") compiled by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of the Fund compared to expense ratios of the funds in the MPI Peer Group; performance information for the Fund; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of the Advisor's compliance program. The Board reviewed initial materials with the Advisor at a special meeting held on April 20, 2015, at which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and those were considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 16, 2015 meeting, as well as at the meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement, the Board considered the nature, extent and quality of services provided by the Advisor under the Agreement. The Board considered that, unlike most other ETFs to which First Trust currently provides management services, the Fund is not designed to track the performance of an index. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed the services provided by the Advisor to the Fund. The Board noted the compliance program that had been developed by the Advisor. The Board considered the significant asset growth of the First Trust Fund Complex (particularly in ETFs) and the Advisor's concomitant investment in infrastructure and personnel dedicated to the First Trust funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Trust and the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with the Fund's investment objectives and policies.

The Board considered the unitary fee payable by the Fund under the Agreement, noting that the Fund pays the Advisor a fee equal to an annual rate of 0.65% of its average daily net assets. The Board noted that the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board also reviewed data prepared by MPI showing the unitary fee for the Fund as compared to the advisory fees and expense ratios of the peer funds in the MPI Peer Group and determined that, because the Fund charges a unitary fee, expense ratios were the most relevant data point. Based on the information provided, the Board noted that the unitary fee for the Fund was above the median total (net) expense ratio of the peer funds in the MPI Peer Group. The Independent Trustees discussed with representatives of the Advisor and independent counsel limitations in creating peer groups for actively-managed ETFs and different business models that affect the pricing of services among ETF sponsors. The Board noted that most of the funds in the MPI Peer Group were significantly larger than the Fund and most of the peer funds were not actively managed. The Board took these limitations and differences into account in considering the MPI data. The Board also compared the Fund's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee.

The Board considered performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board reviewed data prepared by MPI comparing the Fund's performance to the MPI Peer Group and to a broad-based benchmark index, and noted that the Fund outperformed the MPI Peer Group average and the benchmark for the since-inception (May 13, 2014) period ended December 31, 2014.

On the basis of all the information provided on the unitary fee and performance of the Fund, the Board concluded that the unitary fee for the Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to the Fund under the Agreement.

The Board noted that the Advisor has made and continues to make significant investments in personnel and infrastructure and considered whether the unitary fee reflects any economies of scale for the benefit of shareholders. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board also considered the costs of the services provided and any profits realized by the Advisor from serving as investment advisor to the Fund for the period ended December 31, 2014, as well

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                          OCTOBER 31, 2015 (UNAUDITED)


as product-line profitability data for the same period, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and noted that the Fund was not profitable for the Advisor. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with the Advisor or FTP. The Board also considered the Advisor's compensation for fund reporting services provided to the Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and the Fund. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                          OCTOBER 31, 2015 (UNAUDITED)


The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                   NUMBER OF            OTHER
                                                                                                 PORTFOLIOS IN     TRUSTEESHIPS OR
                                 TERM OF OFFICE                                                 THE FIRST TRUST     DIRECTORSHIPS
       NAME, ADDRESS,            AND YEAR FIRST                                                   FUND COMPLEX     HELD BY TRUSTEE
      DATE OF BIRTH AND            ELECTED OR                 PRINCIPAL OCCUPATIONS               OVERSEEN BY        DURING PAST
   POSITION WITH THE TRUST          APPOINTED                  DURING PAST 5 YEARS                  TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee    o Indefinite Term   Physician; President, Wheaton Orthopedics;        117         None
c/o First Trust Advisors L.P.                       Limited Partner, Gundersen Real Estate
120 East Liberty Drive,         o Since Inception   Limited Partnership; Member, Sportsmed LLC
  Suite 400
Wheaton, IL 60187
D.O.B.: 04/51


Thomas R. Kadlec, Trustee       o Indefinite Term   President (March 2010 to Present), Senior         117         Director of ADM
c/o First Trust Advisors L.P.                       Vice President and Chief Financial Officer                    Investor Services,
120 East Liberty Drive,         o Since Inception   (May 2007 to March 2010), ADM Investor                        Inc., ADM
  Suite 400                                         Services, Inc. (Futures Commission                            Investor Services
Wheaton, IL 60187                                   Merchant) International and                                   Futures Industry
D.O.B.: 11/57                                                                                                     Association


Robert F. Keith, Trustee        o Indefinite Term   President (2003 to Present), Hibs                 117         Director of Trust
c/o First Trust Advisors L.P.                       Enterprises (Financial and Management                         Company of
120 East Liberty Drive,         o Since Inception   Consulting)                                                   Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee        o Indefinite Term   Managing Director and Chief Operating             117         Director of
c/o First Trust Advisors L.P.                       Officer (January 2015 to Present), Pelita                     Covenant
120 East Liberty Drive,         o Since Inception   Harapan Educational Foundation                                Transport, Inc.
  Suite 400                                         (Educational Products and Services);                          (May 2003 to
Wheaton, IL 60187                                   President and Chief Executive Officer                         May 2014)
D.O.B.: 03/54                                       (June 2012 to September 2014), Servant
                                                    Interactive LLC (Educational Products and
                                                    Services); President and Chief Executive
                                                    Officer (June 2012 to September 2014), Dew
                                                    Learning LLC (Educational Products and
                                                    Services); President (June 2002 to June
                                                    2012), Covenant College

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

James A. Bowen(1), Trustee,     o Indefinite Term   Chief Executive Officer (December 2010 to         117         None
Chairman of the Board                               Present), President (until December 2010),
120 East Liberty Drive,         o Since Inception   First Trust Advisors L.P. and First Trust
  Suite 400                                         Portfolios L.P.; Chairman of the Board of
Wheaton, IL 60187                                   Directors, BondWave LLC (Software
D.O.B.: 09/55                                       Development Company/Investment Advisor
                                                    and Stonebridge Advisors LLC (Investment
                                                    Advisor)

-----------------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------


                            FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                                  OCTOBER 31, 2015 (UNAUDITED)

                                 POSITION AND             TERM OF OFFICE
     NAME, ADDRESS                 OFFICES                 AND LENGTH OF                       PRINCIPAL OCCUPATIONS
   AND DATE OF BIRTH              WITH TRUST                  SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS WHO ARE NOT TRUSTEES(2)
------------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley           President and Chief            o Indefinite Term     Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,     Executive Officer                                    and Chief Financial Officer, First Trust Advisors
  Suite 400                                              o Since Inception     L.P. and First Trust Portfolios L.P.; Chief Financial
Wheaton, IL 60187                                                              Officer, BondWave LLC (Software Development
D.O.B.: 11/57                                                                  Company/Investment Advisor) and Stonebridge
                                                                               Advisors LLC (Investment Advisor)

James M. Dykas            Treasurer, Chief Financial     o Indefinite Term     Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,     Officer and Chief                                    President (April 2007 to Present), First Trust
  Suite 400               Accounting Officer             o Since Inception     Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 01/66


W. Scott Jardine          Secretary and Chief            o Indefinite Term     General Counsel, First Trust Advisors L.P., First
120 E. Liberty Drive,     Legal Officer                                        Trust Portfolios L.P.; Secretary and General Counsel,
  Suite 400                                              o Since Inception     BondWave LLC (Software Development Company/
Wheaton, IL 60187                                                              Investment Advisor) and Secretary, Stonebridge
D.O.B.: 05/60                                                                  Advisors LLC (Investment Advisor)


Daniel J. Lindquist       Vice President                 o Indefinite Term     Managing Director (July 2012 to Present), Senior
120 E. Liberty Drive,                                                          Vice President (September 2005 to July 2012),
  Suite 400                                              o Since Inception     First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                              L.P.
D.O.B.: 02/70


Kristi A. Maher           Chief Compliance Officer       o Indefinite Term     Deputy General Counsel, First Trust Advisors
120 E. Liberty Drive,     and Assistant Secretary                              L.P. and First Trust Portfolios L.P.
  Suite 400                                              o Since Inception
Wheaton, IL 60187
D.O.B.: 12/6


Roger F. Testin           Vice President                 o Indefinite Term     Senior Vice President, First Trust Advisors L.P.
120 E. Liberty Drive,                                                          and First Trust Portfolios L.P.
   Suite 400                                             o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66


Stan Ueland               Vice President                 o Indefinite Term     Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                          Vice President (August 2005 to September 2012),
  Suite 400                                              o Since Inception     First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                              L.P.
D.O.B.: 11/70

-----------------------------

(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                          OCTOBER 31, 2015 (UNAUDITED)


PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

PRIVACY ONLINE

We allow third-party companies, including AddThis (a social media sharing service), to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

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


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


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


FIRST TRUST


First Trust Exchange-Traded Fund III


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund III
------------------------------------

First Trust Long/Short Equity ETF (FTLS)


  Annual Report
For the Year Ended
 October 31, 2015

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                                 ANNUAL REPORT
                                OCTOBER 31, 2015

Shareholder Letter.........................................................    1
Fund Performance Overview..................................................    2
Portfolio Commentary.......................................................    5
Understanding Your Fund Expenses...........................................    7
Portfolio of Investments...................................................    8
Statement of Assets and Liabilities........................................   17
Statement of Operations....................................................   18
Statements of Changes in Net Assets........................................   19
Financial Highlights.......................................................   20
Notes to Financial Statements..............................................   21
Report of Independent Registered Public Accounting Firm....................   26
Additional Information.....................................................   27
Board of Trustees and Officers.............................................   29
Privacy Policy.............................................................   31

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the "Trust") described in this report for the First Trust Long/Short Equity ETF (hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                OCTOBER 31, 2015

Dear Shareholders:

Thank you for your investment in First Trust Long/Short Equity ETF (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the annual report which contains detailed information about your investment for the 12 months ended October 31, 2015, including a market overview and a performance analysis for the period. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, most of 2015 has been volatile. Economic and global factors, such as the continued conflict in the Middle East, a sharp decline in oil prices and terrorism around the world, have impacted U.S. and global markets. Another factor that has weighed upon U.S. markets for most of the year is the fact that many economists had predicted that the Federal Reserve would begin to raise interest rates in 2015, which has still not happened.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)

The investment objective of First Trust Long/Short Equity ETF (the "Fund") is to seek to provide investors with long-term total return. The Fund pursues its objective by establishing long and short positions in a portfolio of Equity Securities (as defined below). Under normal circumstances, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) will be exposed to U.S. exchange-listed equity securities of U.S. and foreign companies by investing in such securities directly and/or in U.S. exchange-traded funds ("ETFs") that provide exposure to such securities. The securities of the companies and ETFs in which the Fund will invest are referred to collectively as "Equity Securities." The Equity Securities held by the Fund may include U.S. exchange-listed equity securities of foreign issuers, as well as investments in the equity securities of foreign issuers that are in the form of depositary receipts.

The Fund takes long and short positions in Equity Securities. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a security, short selling is a technique that will be used by the Fund to try and profit from the falling price of a security. Short selling involves selling a security that has been borrowed from a third party with the intention of buying an identical security back at a later date to return to that third party.

Having both long and short positions in an equity security portfolio is a common way to create returns that are independent of market moves. One advantage of a long and short portfolio is that the long and short positions may offset one another in a manner that results in a lower net exposure to the direction of the market. In addition, cash balances arising from the use of short selling typically will be held in money market instruments.

-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL          CUMULATIVE
                                                               1 Year       TOTAL RETURNS          TOTAL RETURNS
                                                               Ended      Inception (9/8/14)    Inception (9/8/14)
                                                              10/31/15       to 10/31/15            to 10/31/15
FUND PERFORMANCE
NAV                                                            7.60%            8.33%                  9.60%
Market Price                                                   7.59%            8.45%                  9.73%

INDEX PERFORMANCE
S&P 500(R) Index                                               5.20%            5.49%                  6.31%
-------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market price returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)

-----------------------------------------------------------
                                               LONG-TERM
PORTFOLIO SECTOR ALLOCATION                   INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                            12.0%
Consumer Staples                                  13.4
Energy                                            10.4
Financials                                        10.6
Health Care                                       15.5
Industrials                                       11.0
Information Technology                            20.7
Materials                                          3.2
Telecommunication Services                         2.8
Utilities                                          0.4
                                                -------
     Total                                       100.0%
                                                =======

-----------------------------------------------------------
                                              INVESTMENTS
PORTFOLIO SECTOR ALLOCATION                   SOLD SHORT
-----------------------------------------------------------
Consumer Discretionary                             8.3%
Consumer Staples                                   9.6
Energy                                             6.8
Financials                                        42.5
Health Care                                        9.6
Industrials                                        8.6
Information Technology                             7.4
Materials                                          5.8
Telecommunication Services                         1.4
                                                -------
     Total                                       100.0%
                                                =======

-----------------------------------------------------------
TOP TEN LONG-TERM INVESTMENTS               % OF NET ASSETS
-----------------------------------------------------------
Apple, Inc.                                        4.1%
Exxon Mobil Corp.                                  2.4
Intel Corp.                                        2.3
AutoZone, Inc.                                     2.1
Clorox (The) Co.                                   2.1
Accenture PLC, Class A                             2.0
Johnson & Johnson.                                 2.0
Unliver NV                                         2.0
Republic Services, Inc.                            2.0
United Parcel Service, Inc; Class B                2.0
                                                -------
     Total                                        23.0%
                                                =======

-----------------------------------------------------------
TOP TEN INVESTMENTS SOLD SHORT              % OF NET ASSETS
-----------------------------------------------------------
SPDR S&P 500 ETF Trust                            -6.0%
iShares Russell 2000 ETF                          -1.9
iShares Core S&P 500 ETF                          -0.9
Reynolds American, Inc.                           -0.5
ConocoPhillips                                    -0.4
Synder's-Lance, Inc.                              -0.4
Walt Disney (The) Co.                             -0.4
Ecolab, Inc.                                      -0.4
Coca-Cola (The) Co.                               -0.4
Kellogg Co.                                       -0.4
                                                -------
     Total                                       -11.7%
                                                =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)

           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              SEPTEMBER 8, 2014 - OCTOBER 31, 2015

            First Trust Long/Short Equity ETF       S&P 500 Index
9/8/14                   $10,000                       $10,000
10/31/14                  10,186                        10,105
4/30/15                   10,895                        10,550
10/31/15                  10,960                        10,631


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH OCTOBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 9, 2014 (commencement of trading) through October 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------
                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
------------------------------------------------------------------------------
FOR THE PERIOD            0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
9/9/14 - 10/31/14             23              3              0            0
11/1/14 - 10/31/15            190             7              0            1

------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------
FOR THE PERIOD            0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
9/9/14 - 10/31/14              9              4              0            0
11/1/14 - 10/31/15            41             12              0            0

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                                 ANNUAL REPORT
                                OCTOBER 31, 2015


                               INVESTMENT MANAGER

The First Trust Advisors L.P. ("First Trust") Alternatives Investment team was formed in July of 2011 and is headed by John Gambla, CFA, FRM, PRM and Rob Guttschow, CFA. Prior to joining First Trust, Messrs. Gambla and Guttschow were Co-Chief Investment Officers at Nuveen Hyde Park, a quantitative money manager. The team focuses on systematic and disciplined strategies using a variety of statistical techniques along with a fundamental overlay based upon their combined 40+ years of investment experience. Currently the team manages/consults for a variety of portfolios structured as exchanged-traded funds and separately managed accounts in the United States, Canada, and Mexico.

                           PORTFOLIO MANAGEMENT TEAM

JOHN GAMBLA - CFA, FRM, PRM, SENIOR PORTFOLIO MANAGER OF FIRST TRUST,
   FTA-ALTERNATIVES & ACTIVE MANAGEMENT TEAM

ROB GUTTSCHOW - CFA, SENIOR PORTFOLIO MANAGER OF FIRST TRUST,
   FTA-ALTERNATIVES & ACTIVE MANAGEMENT TEAM

                                   COMMENTARY

FIRST TRUST LONG/SHORT EQUITY ETF

The First Trust Long/Short Equity ETF (the "Fund" or "FTLS") is an actively managed exchange-traded fund. The Fund's investment objective is to seek to provide investors with long-term total return. The Fund intends to pursue its investment objective by establishing long and short positions in a portfolio of Equity Securities. Under normal circumstances, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) will be exposed to U.S. exchange-listed equity securities of U.S. and non-U.S. companies by investing in such securities directly and/or in U.S. exchange-traded funds ("ETFs") that provide exposure to such securities.

OVERALL MARKET RECAP

U.S. economic growth remained solid during the fiscal period from October 31, 2014 to October 31, 2015. During the period, U.S. GDP as reported on September 30, 2015 grew by an estimated 2.0% with the headline U.S. unemployment rate falling in tandem, dropping from 5.7% in October of 2014 to 5.0% in October of 2015. The total number of new non-farm payroll jobs created during the fiscal period was estimated at 2.8 million, or approximately 234,000 per month.

The overall steady performance of the U.S. economy and the declining unemployment rate translated into modest gains for the S&P 500(R) Index, up 5.20% during the fiscal period. Interest rates, as measured by the U.S. Government 10-Year Treasury, actually fell during the fiscal period with rates falling by 0.19%, ending the period at 2.14%. The Federal Open Market Committee ("FOMC") left rates unchanged throughout the year, as global economic concerns weighed heavily on potential future U.S. growth. In the early portion of the fiscal period, a collapse in the price of oil and a simultaneous rally in the U.S. dollar created deflationary pressures in the global economy and economic headwinds for U.S. exports. Shortly thereafter the Greek debt restructuring process took several unexpected twists and turns, which created market uncertainty in Europe and further boosted the U.S. dollar rally. Finally, near the end of the fiscal period, China's economy along with a variety of other emerging market economies appeared to be slowing quickly, resulting in more global growth uncertainty.

FUND PERFORMANCE - FTLS

The Fund returned 7.59% on a market price basis and 7.60% on a net asset value ("NAV") basis for the period from October 31, 2014 through October 31, 2015. The Fund's benchmark, the S&P 500(R) Index ("Benchmark") returned 5.20% during the fiscal period.

The fund's investment process involves constructing both a long and short portfolio consisting of at least 80% in U.S. exchange-listed equity securities of U.S. and foreign companies such as common stocks and ETFs. The portfolio management team follows a systematic portfolio construction process designed to balance the drivers of risk and return that exist between the long and short positions. The investment process uses Sabrient/Gradient's EQR model ranking as an input to determine holdings, both long and short. Additional proprietary research is used to build the portfolio and to tactically manage both the overall percentage and composition of the long and short exposures in the portfolio.

For the fiscal period, the Fund returned 7.60% on an NAV basis, outperforming its Benchmark by 2.40% net of all Fund fees. The Fund's net equity exposure varied between 70% and 80%, with the long positions being held at a fully invested position of approximately 100% and short positions varying between 20%

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                                 ANNUAL REPORT
                                OCTOBER 31, 2015


and 30%. The Fund's overall outperformance versus its Benchmark was the result of both the long and short positions adding value during the period. The long portfolio in aggregate substantially outperformed the Benchmark during the period and the shorts, in addition to reducing the overall market sensitivity of the portfolio and thereby reducing the overall volatility of the Fund, also added value by posting a negative total return during the performance period. The best performing relative sector exposures for the Fund for the fiscal period ended October 31, 2015 were the Energy and Industrials sector where the Fund was, on average, underweight the Benchmark during the year. The worst performing relative sector exposures for the Fund during the period were the Consumer Discretionary and Financials sectors, where the Fund was, on average, underweight the Benchmark.

MARKET AND FUND OUTLOOK

Today, we believe the Fund is well positioned to achieve its investment objective of seeking to provide investors with long-term total return. The Fund is invested in a broad array of U.S. equity securities with a net market exposure of approximately 70% versus its unmanaged Benchmark's exposure of 100%. We believe the Fund's combination of a broadly diversified portfolio, which is long high quality stocks and short low quality stocks, as measured by an earnings quality model, positions the Fund well to continue to achieve its investment objective going forward.

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2015 (UNAUDITED)


As a shareholder of First Trust Long/Short Equity ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED        EXPENSES PAID
                                                  BEGINNING            ENDING           EXPENSE RATIO        DURING THE
                                                ACCOUNT VALUE      ACCOUNT VALUE         BASED ON THE         SIX-MONTH
                                                 MAY 1, 2015      OCTOBER 31, 2015     SIX-MONTH PERIOD      PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LONG/SHORT EQUITY ETF
Actual                                            $1,000.00          $1,006.00              1.46%               $7.38
Hypothetical (5% return before expenses)          $1,000.00          $1,017.85              1.46%               $7.43


(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (May 1, 2015 through October 31, 2015), multiplied by 184/365. Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2015

  SHARES                                             DESCRIPTION                                              VALUE
-----------  --------------------------------------------------------------------------------------------  ------------
COMMON STOCKS - 90.4%

             AEROSPACE & DEFENSE - 1.0%
      2,242  Boeing (The) Co. (a)........................................................................  $    331,973
                                                                                                           ------------
             AIR FREIGHT & LOGISTICS - 2.0%
      6,322  United Parcel Service, Inc., Class B (a)....................................................       651,292
                                                                                                           ------------
             AIRLINES - 3.3%
      5,677  Alaska Air Group, Inc. (a)..................................................................       432,871
      5,495  JetBlue Airways Corp. (b)...................................................................       136,496
      2,121  Ryanair Holdings PLC........................................................................       165,841
      9,261  Virgin America, Inc. (b)....................................................................       329,784
                                                                                                           ------------
                                                                                                              1,064,992
                                                                                                           ------------
             AUTO COMPONENTS - 0.4%
      4,924  Tower International, Inc....................................................................       135,262
                                                                                                           ------------
             BANKS - 7.4%
     19,657  Banco Santander S.A., ADR...................................................................       108,900
     11,661  Barclays PLC, ADR...........................................................................       165,936
      2,815  CIT Group, Inc. (a).........................................................................       121,045
      3,737  Citigroup, Inc. (a).........................................................................       198,696
      7,657  FCB Financial Holdings, Inc. (b)............................................................       272,283
     10,660  HSBC Holdings PLC, ADR (a)..................................................................       416,486
      8,841  JPMorgan Chase & Co. (a)....................................................................       568,034
     13,126  U.S. Bancorp (a)............................................................................       553,655
                                                                                                           ------------
                                                                                                              2,405,035
                                                                                                           ------------
             BIOTECHNOLOGY - 3.4%
      2,321  Amgen, Inc. (a).............................................................................       367,136
      3,975  Gilead Sciences, Inc. (a)...................................................................       429,817
      6,179  Halozyme Therapeutics, Inc. (b).............................................................        96,701
     22,262  PDL BioPharma, Inc..........................................................................       101,960
     10,819  Vanda Pharmaceuticals, Inc. (b).............................................................       116,196
                                                                                                           ------------
                                                                                                              1,111,810
                                                                                                           ------------
             BUILDING PRODUCTS - 1.0%
      5,741  Masco Corp..................................................................................       166,489
      2,062  Universal Forest Products, Inc..............................................................       149,763
                                                                                                           ------------
                                                                                                                316,252
                                                                                                           ------------
             CHEMICALS - 0.9%
      2,904  Dow Chemical (The) Co.......................................................................       150,050
      1,464  LyondellBasell Industries NV (a)............................................................       136,020
                                                                                                           ------------
                                                                                                                286,070
                                                                                                           ------------
             COMMERCIAL SERVICES & SUPPLIES - 2.0%
     15,040  Republic Services, Inc. (a).................................................................       657,850
                                                                                                           ------------
             CONSUMER FINANCE - 0.6%
      2,617  Capital One Financial Corp..................................................................       206,481
                                                                                                           ------------
             CONTAINERS & PACKAGING - 0.4%
      8,884  Graphic Packaging Holding Co. (a)...........................................................       125,797
                                                                                                           ------------
             DIVERSIFIED CONSUMER SERVICES - 1.7%
      3,517  2U, Inc. (b)................................................................................        73,787
     12,559  H&R Block, Inc..............................................................................       467,948
                                                                                                           ------------
                                                                                                                541,735
                                                                                                           ------------


Page 8                  See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2015

  SHARES                                             DESCRIPTION                                              VALUE
-----------  --------------------------------------------------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
      2,657  Atlantic Tele-Network, Inc..................................................................  $    203,048
      4,665  Centurylink, Inc. (a).......................................................................       131,600
                                                                                                           ------------
                                                                                                                334,648
                                                                                                           ------------
             FOOD & STAPLES RETAILING - 3.2%
      4,497  Casey's General Stores, Inc.................................................................       477,671
        899  Costco Wholesale Corp. (a)..................................................................       142,150
      2,541  Ingles Markets, Inc.........................................................................       126,898
      5,075  Wal-Mart Stores, Inc. (a)...................................................................       290,493
                                                                                                           ------------
                                                                                                              1,037,212
                                                                                                           ------------
             FOOD PRODUCTS - 3.4%
     10,462  Campbell Soup Co............................................................................       531,365
      3,125  Hormel Foods Corp. (a)......................................................................       211,094
      5,744  Pilgrim's Pride Corp. (a)...................................................................       109,078
      2,841  Pinnacle Foods, Inc. (a)....................................................................       125,231
      3,083  Tyson Foods, Inc., Class A..................................................................       136,762
                                                                                                           ------------
                                                                                                              1,113,530
                                                                                                           ------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
      1,116  C.R. Bard, Inc..............................................................................       207,967
      1,375  DexCom, Inc. (b)............................................................................       114,565
                                                                                                           ------------
                                                                                                                322,532
                                                                                                           ------------
             HEALTH CARE PROVIDERS & SERVICES - 3.2%
      4,521  Amsurg Corp. (a) (b)........................................................................       316,877
      2,245  Cardinal Health, Inc........................................................................       184,539
      1,895  Chemed Corp.................................................................................       298,064
      2,737  LHC Group, Inc. (b).........................................................................       123,343
      1,817  Molina Healthcare, Inc. (b).................................................................       112,654
                                                                                                           ------------
                                                                                                              1,035,477
                                                                                                           ------------
             HOTELS, RESTAURANTS & LEISURE - 1.0%
      3,439  Brinker International, Inc..................................................................       156,509
      3,218  Las Vegas Sands Corp........................................................................       159,323
                                                                                                           ------------
                                                                                                                315,832
                                                                                                           ------------
             HOUSEHOLD PRODUCTS - 2.1%
      5,545  Clorox (The) Co.............................................................................       676,157
                                                                                                           ------------
             INTERNET & CATALOG RETAIL - 1.2%
      4,315  Liberty Media Corp. - Interactive, Class A (a) (b)..........................................       118,102
      3,199  Liberty Ventures, Series A (a) (b)..........................................................       139,380
        101  priceline.com, Inc. (a) (b).................................................................       146,878
                                                                                                           ------------
                                                                                                                404,360
                                                                                                           ------------
             INTERNET SOFTWARE & SERVICES - 6.6%
        740  Alphabet, Inc., Class A (b).................................................................       545,669
        755  Alphabet, Inc., Class C (b).................................................................       536,662
      3,345  Benefitfocus, Inc. (b)......................................................................       106,906
     20,541  eBay, Inc. (a) (b)..........................................................................       573,094
      5,044  VeriSign, Inc. (a) (b)......................................................................       406,546
                                                                                                           ------------
                                                                                                              2,168,877
                                                                                                           ------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2015

  SHARES                                             DESCRIPTION                                              VALUE
-----------  --------------------------------------------------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             IT SERVICES - 2.9%
      6,224  Accenture PLC, Class A (a)..................................................................       667,213
      1,135  Global Payments, Inc. (a)...................................................................       154,825
      1,762  Visa, Inc., Class A (a).....................................................................       136,696
                                                                                                           ------------
                                                                                                                958,734
                                                                                                           ------------
             LIFE SCIENCES TOOLS & SERVICES - 0.4%
      2,940  INC Research Holdings, Inc. (b).............................................................       122,627
                                                                                                           ------------
             MACHINERY - 0.4%
      2,400  AGCO Corp...................................................................................       116,136
                                                                                                           ------------
             METALS & MINING - 0.8%
      1,546  Kaiser Aluminum Corp........................................................................       125,674
      8,465  Ternium S.A., ADR (a).......................................................................       121,642
                                                                                                           ------------
                                                                                                                247,316
                                                                                                           ------------
             MULTILINE RETAIL - 0.7%
      2,915  Target Corp.................................................................................       224,980
                                                                                                           ------------
             OIL, GAS & CONSUMABLE FUELS - 6.5%
      9,323  Exxon Mobil Corp. (a).......................................................................       771,385
      6,966  Marathon Petroleum Corp.....................................................................       360,839
      3,819  PBF Energy, Inc. (a)........................................................................       129,846
      1,378  PetroChina Co., Ltd., ADR (a)...............................................................       108,352
      1,824  Tesoro Corp.................................................................................       195,040
      8,364  Valero Energy Corp. (a).....................................................................       551,355
                                                                                                           ------------
                                                                                                              2,116,817
                                                                                                           ------------
             PERSONAL PRODUCTS - 2.0%
     14,663  Unilever NV.................................................................................       659,542
                                                                                                           ------------
             PHARMACEUTICALS - 7.3%
      6,544  Johnson & Johnson (a).......................................................................       661,140
      2,404  Merck & Co., Inc............................................................................       131,403
      6,315  Novartis AG, ADR (a)........................................................................       571,066
     11,416  Novo Nordisk A/S, ADR (a)...................................................................       607,103
      2,720  Taro Pharmaceutical Industries Ltd. (b).....................................................       394,998
                                                                                                           ------------
                                                                                                              2,365,710
                                                                                                           ------------
             PROFESSIONAL SERVICES - 0.4%
      2,675  Insperity, Inc. (a).........................................................................       124,281
                                                                                                           ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
      4,876  Advanced Energy Industries, Inc. (b)........................................................       137,893
     22,222  Intel Corp. (a).............................................................................       752,437
      8,296  NVIDIA Corp. (a)............................................................................       235,358
                                                                                                           ------------
                                                                                                              1,125,688
                                                                                                           ------------
             SOFTWARE - 2.8%
     18,235  A10 Networks, Inc. (b)......................................................................       130,927
      7,624  Activision Blizzard, Inc. (a)...............................................................       265,010
      1,383  ANSYS, Inc. (a) (b).........................................................................       131,814
      1,780  Electronic Arts, Inc. (a) (b)...............................................................       128,285
      8,476  King Digital Entertainment PLC..............................................................       126,801
      1,902  SS&C Technologies Holdings, Inc. (a)........................................................       141,033
                                                                                                           ------------
                                                                                                                923,870
                                                                                                           ------------


Page 10                 See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2015

  SHARES/
   UNITS                                             DESCRIPTION                                              VALUE
-----------  --------------------------------------------------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             SPECIALTY RETAIL - 6.7%
        865  AutoZone, Inc. (a) (b)......................................................................  $    678,515
      7,483  Barnes & Noble, Inc. (a)....................................................................        97,204
      4,157  GameStop Corp., Class A (a).................................................................       191,513
      3,602  Home Depot (The), Inc. (a)..................................................................       445,351
      2,036  Outerwall, Inc. (a).........................................................................       122,160
     11,135  Pep Boys-Manny Moe & Jack/The (b)...........................................................       167,470
      4,845  Rent-A-Center, Inc..........................................................................        89,100
      7,997  Ross Stores, Inc............................................................................       404,488
                                                                                                           ------------
                                                                                                              2,195,801
                                                                                                           ------------
             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.4%
     11,195  Apple, Inc. (a).............................................................................     1,337,803
      1,599  Western Digital Corp........................................................................       106,845
                                                                                                           ------------
                                                                                                              1,444,648
                                                                                                           ------------
             TOBACCO - 2.5%
      6,501  Altria Group, Inc. (a)......................................................................       393,116
      4,676  Philip Morris International, Inc............................................................       413,358
                                                                                                           ------------
                                                                                                                806,474
                                                                                                           ------------
             TRANSPORTATION INFRASTRUCTURE - 0.7%
      2,642  Grupo Aeroportuario del Pacifico SAB de CV, ADR.............................................       240,607
                                                                                                           ------------
             WIRELESS TELECOMMUNICATION SERVICES - 1.7%
     17,242  Vodafone Group PLC, ADR (a).................................................................       568,469
                                                                                                           ------------
             TOTAL COMMON STOCKS.........................................................................    29,484,874
             (Cost $28,979,453)                                                                            ------------

REAL ESTATE INVESTMENT TRUSTS - 2.4%

             REAL ESTATE INVESTMENT TRUSTS - 2.4%
      6,619  American Capital Agency Corp................................................................       118,017
      6,781  Host Hotels & Resorts, Inc. (a).............................................................       117,515
      7,203  Paramount Group, Inc. (a)...................................................................       127,997
        617  Public Storage (a)..........................................................................       141,577
        683  Simon Property Group, Inc. (a)..............................................................       137,597
      1,923  Welltower, Inc. (a).........................................................................       124,745
                                                                                                           ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS.........................................................       767,448
             (Cost $769,015)                                                                               ------------

MASTER LIMITED PARTNERSHIPS - 5.1%

             CHEMICALS - 1.1%
      3,325  Terra Nitrogen Co, L.P. (a).................................................................       351,718
                                                                                                           ------------
             GAS UTILITIES - 0.4%
      2,862  AmeriGas Partners, L.P......................................................................       122,036
                                                                                                           ------------
             OIL, GAS & CONSUMABLE FUELS - 3.6%
      3,665  Alliance Holdings GP, L.P. (a)..............................................................       107,238
     13,578  Alon USA Partners L.P. (a)..................................................................       334,154
      1,880  Buckeye Partners, L.P. (a)..................................................................       127,520
      1,886  Magellan Midstream Partners, L.P. (a).......................................................       120,346
     14,465  Northern Tier Energy L.P. (a)...............................................................       388,241


                        See Notes to Financial Statements                Page 11

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2015

  SHARES                                             DESCRIPTION                                              VALUE
-----------  --------------------------------------------------------------------------------------------  ------------
MASTER LIMITED PARTNERSHIPS (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS (CONTINUED)
      2,303  TC Pipelines, L.P. (a)......................................................................  $    118,973
                                                                                                           ------------
                                                                                                              1,196,472
                                                                                                           ------------
             TOTAL MASTER LIMITED PARTNERSHIPS...........................................................     1,670,226
             (Cost $1,712,575)                                                                             ------------

             TOTAL LONG-TERM INVESTMENTS - 97.9%.........................................................    31,922,548
             (Cost $31,461,043) (c)                                                                        ------------

COMMON STOCKS SOLD SHORT - (17.7%)

             AEROSPACE & DEFENSE - (0.2%)
       (988) AAR Corp....................................................................................       (22,418)
     (1,289) Textron, Inc................................................................................       (54,357)
                                                                                                           ------------
                                                                                                                (76,775)
                                                                                                           ------------
             AIR FREIGHT & LOGISTICS - (0.3%)
    (15,804) UTi Worldwide, Inc. (b).....................................................................      (112,683)
                                                                                                           ------------
             AUTO COMPONENTS - (0.2%)
     (1,262) Johnson Controls, Inc.......................................................................       (57,017)
                                                                                                           ------------
             AUTOMOBILES - (0.3%)
     (2,804) General Motors Co...........................................................................       (97,888)
                                                                                                           ------------
             BANKS - (1.0%)
     (2,318) Community Bank System, Inc..................................................................       (94,482)
     (1,507) CVB Financial Corp..........................................................................       (26,297)
     (4,902) Fifth Third Bancorp.........................................................................       (93,383)
     (9,864) Valley National Bancorp.....................................................................      (103,572)
                                                                                                           ------------
                                                                                                               (317,734)
                                                                                                           ------------
             BEVERAGES - (0.9%)
     (3,188) Coca-Cola (The) Co..........................................................................      (135,012)
     (2,478) Coca-Cola Enterprises, Inc..................................................................      (127,221)
       (274) Constellation Brands, Inc...................................................................       (36,935)
                                                                                                           ------------
                                                                                                               (299,168)
                                                                                                           ------------
             BIOTECHNOLOGY - (1.1%)
       (792) AbbVie, Inc.................................................................................       (47,164)
       (684) ACADIA Pharmaceuticals, Inc. (b)............................................................       (23,817)
     (7,499) Agenus, Inc. (b)............................................................................       (34,195)
       (383) Alkermes PLC (b)............................................................................       (27,545)
       (239) Alnylam Pharmaceuticals, Inc. (b)...........................................................       (20,542)
     (1,577) Celldex Therapeutics, Inc. (b)..............................................................       (19,019)
       (506) Chimerix, Inc. (b)..........................................................................       (19,825)
     (5,027) Ironwood Pharmaceuticals, Inc. (b)..........................................................       (57,107)
       (826) Ophthotech Corp. (b)........................................................................       (41,242)
       (838) Portola Pharmaceuticals, Inc. (b)...........................................................       (39,897)
       (892) PTC Therapeutics, Inc. (b)..................................................................       (22,184)
     (3,174) Sangamo BioSciences, Inc. (b)...............................................................       (22,377)
                                                                                                           ------------
                                                                                                               (374,914)
                                                                                                           ------------
             CHEMICALS - (1.3%)
       (897) Air Products & Chemicals, Inc...............................................................      (124,665)
     (1,128) Ecolab, Inc.................................................................................      (135,755)
     (1,157) Praxair, Inc................................................................................      (128,531)
       (323) Valspar Corp./The...........................................................................       (26,147)
                                                                                                           ------------
                                                                                                               (415,098)
                                                                                                           ------------


Page 12                 See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2015

  SHARES                                             DESCRIPTION                                              VALUE
-----------  --------------------------------------------------------------------------------------------  ------------
COMMON STOCKS SOLD SHORT (CONTINUED)

             COMMERCIAL SERVICES & SUPPLIES - (0.5%)
     (1,028) Matthews International Corp.................................................................  $    (59,346)
       (899) Stericycle, Inc. (b)........................................................................      (109,112)
                                                                                                           ------------
                                                                                                               (168,458)
                                                                                                           ------------
             CONSTRUCTION & ENGINEERING - (0.5%)
       (784) Granite Construction, Inc...................................................................       (25,746)
     (7,063) KBR, Inc....................................................................................      (130,242)
                                                                                                           ------------
                                                                                                               (155,988)
                                                                                                           ------------
             CONSUMER FINANCE - (0.2%)
     (2,988) Ally Financial, Inc. (b)....................................................................       (59,521)
                                                                                                           ------------
             CONTAINERS & PACKAGING - (0.2%)
       (772) AptarGroup, Inc.............................................................................       (56,788)
                                                                                                           ------------
             DIVERSIFIED CONSUMER SERVICES - (0.2%)
     (1,097) Houghton Mifflin Harcourt Co. (b)...........................................................       (21,490)
       (458) Steiner Leisure Ltd. (b)....................................................................       (29,019)
                                                                                                           ------------
                                                                                                                (50,509)
                                                                                                           ------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (0.4%)
     (1,978) AVX Corp....................................................................................       (26,703)
     (3,733) Corning, Inc................................................................................       (69,434)
       (786) Itron, Inc. (b).............................................................................       (28,870)
                                                                                                           ------------
                                                                                                               (125,007)
                                                                                                           ------------
             ENERGY EQUIPMENT & SERVICES - (0.1%)
       (412) SEACOR Holdings, Inc. (b)...................................................................       (24,069)
                                                                                                           ------------
             FOOD PRODUCTS - (1.3%)
     (3,222) Darling Ingredients, Inc. (b)...............................................................       (32,607)
     (1,898) Kellogg Co..................................................................................      (133,847)
     (2,826) Mondelez International, Inc., Class A.......................................................      (130,448)
     (3,877) Snyder's-Lance, Inc.........................................................................      (137,788)
                                                                                                           ------------
                                                                                                               (434,690)
                                                                                                           ------------
             HEALTH CARE EQUIPMENT & SUPPLIES - (0.7%)
     (1,038) Alere, Inc. (b).............................................................................       (47,872)
     (1,274) Cardiovascular Systems, Inc. (b)............................................................       (17,454)
     (1,169) CONMED Corp.................................................................................       (47,415)
     (1,267) K2M Group Holdings, Inc. (b)................................................................       (23,123)
     (1,622) Spectranetics Corp./The (b).................................................................       (19,821)
       (372) St. Jude Medical, Inc.......................................................................       (23,737)
     (3,083) Wright Medical Group NV (b).................................................................       (59,594)
                                                                                                           ------------
                                                                                                               (239,016)
                                                                                                           ------------
             HEALTH CARE PROVIDERS & SERVICES - (0.3%)
       (642) Acadia Healthcare Co., Inc. (b).............................................................       (39,425)
       (663) Air Methods Corp. (b).......................................................................       (27,137)
       (489) Community Health Systems, Inc. (b)..........................................................       (13,711)
     (1,913) Select Medical Holdings Corp................................................................       (21,617)
                                                                                                           ------------
                                                                                                               (101,890)
                                                                                                           ------------
             HOTELS, RESTAURANTS & LEISURE - (0.2%)
       (327) DineEquity, Inc.............................................................................       (27,288)
     (2,604) Wendy's Co./The.............................................................................       (23,853)
                                                                                                           ------------
                                                                                                                (51,141)
                                                                                                           ------------


                        See Notes to Financial Statements                Page 13

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2015

  SHARES                                             DESCRIPTION                                              VALUE
-----------  --------------------------------------------------------------------------------------------  ------------
COMMON STOCKS SOLD SHORT (CONTINUED)

             HOUSEHOLD DURABLES - (0.1%)
       (764) Newell Rubbermaid, Inc......................................................................  $    (32,417)
                                                                                                           ------------
             INTERNET SOFTWARE & SERVICES - (0.4%)
       (742) Cornerstone OnDemand, Inc. (b)..............................................................       (23,373)
       (696) Demandware, Inc. (b)........................................................................       (39,463)
     (3,423) Monster Worldwide, Inc. (b).................................................................       (21,462)
     (1,692) Yahoo!, Inc. (b)............................................................................       (60,269)
                                                                                                           ------------
                                                                                                               (144,567)
                                                                                                           ------------
             IT SERVICES - (0.8%)
       (159) Alliance Data Systems Corp. (b).............................................................       (47,272)
       (614) Computer Sciences Corp......................................................................       (40,886)
     (3,467) PayPal Holdings, Inc. (b)...................................................................      (124,847)
       (814) VeriFone Systems, Inc. (b)..................................................................       (24,534)
     (2,389) Xerox Corp..................................................................................       (22,433)
                                                                                                           ------------
                                                                                                               (259,972)
                                                                                                           ------------
             LIFE SCIENCES TOOLS & SERVICES - (0.1%)
     (1,297) Bruker Corp. (b)............................................................................       (23,826)
                                                                                                           ------------
             MACHINERY - (0.1%)
       (822) Mueller Industries, Inc.....................................................................       (25,910)
     (2,823) Titan International, Inc....................................................................       (20,043)
                                                                                                           ------------
                                                                                                                (45,953)
                                                                                                           ------------
             MEDIA - (0.8%)
     (3,266) Global Eagle Entertainment, Inc. (b)........................................................       (43,503)
     (1,023) Omnicom Group, Inc..........................................................................       (76,643)
     (1,209) Walt Disney (The) Co........................................................................      (137,512)
                                                                                                           ------------
                                                                                                               (257,658)
                                                                                                           ------------
             MULTILINE RETAIL - (0.2%)
     (1,004) Macy's, Inc.................................................................................       (51,184)
                                                                                                           ------------
             OIL, GAS & CONSUMABLE FUELS - (1.8%)
     (2,614) ConocoPhillips..............................................................................      (139,457)
       (796) Diamondback Energy, Inc. (b)................................................................       (58,777)
       (438) Hess Corp...................................................................................       (24,620)
     (2,592) Matador Resources Co. (b)...................................................................       (66,640)
     (1,363) Memorial Resource Development Corp. (b).....................................................       (24,111)
     (1,293) Newfield Exploration Co. (b)................................................................       (51,966)
     (1,792) Occidental Petroleum Corp...................................................................      (133,576)
     (3,973) QEP Resources, Inc..........................................................................       (61,422)
       (472) SemGroup Corp., Class A.....................................................................       (21,500)
     (1,479) Southwestern Energy Co. (b).................................................................       (16,328)
                                                                                                           ------------
                                                                                                               (598,397)
                                                                                                           ------------
             PAPER & FOREST PRODUCTS - (0.2%)
     (1,428) International Paper Co......................................................................       (60,961)
                                                                                                           ------------
             PHARMACEUTICALS - (0.4%)
     (1,576) Eli Lilly & Co..............................................................................      (128,554)
       (617) Tetraphase Pharmaceuticals, Inc. (b)........................................................        (5,572)
                                                                                                           ------------
                                                                                                               (134,126)
                                                                                                           ------------


Page 14                 See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2015

  SHARES                                             DESCRIPTION                                              VALUE
-----------  --------------------------------------------------------------------------------------------  ------------
COMMON STOCKS SOLD SHORT (CONTINUED)

             PROFESSIONAL SERVICES - (0.6%)
       (279) ManpowerGroup, Inc..........................................................................  $    (25,607)
     (2,709) Nielsen Holdings PLC........................................................................      (128,704)
       (438) Verisk Analytics, Inc. (b)..................................................................       (31,365)
                                                                                                           ------------
                                                                                                               (185,676)
                                                                                                           ------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT - (0.1%)
       (207) Howard Hughes Corp./The (b).................................................................       (25,581)
                                                                                                           ------------
             ROAD & RAIL - (0.1%)
       (323) JB Hunt Transport Services, Inc.............................................................       (24,668)
     (1,513) Roadrunner Transportation Systems, Inc. (b).................................................       (16,098)
                                                                                                           ------------
                                                                                                                (40,766)
                                                                                                           ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (0.1%)
     (2,499) Cypress Semiconductor Corp. (b).............................................................       (26,339)
                                                                                                           ------------
             SOFTWARE - (0.1%)
       (632) Interactive Intelligence Group, Inc. (b)....................................................       (20,439)
     (1,122) Varonis Systems, Inc. (b)...................................................................       (17,918)
                                                                                                           ------------
                                                                                                                (38,357)
                                                                                                           ------------
             SPECIALTY RETAIL - (0.4%)
       (703) Aaron's, Inc................................................................................       (17,343)
       (938) Best Buy Co., Inc...........................................................................       (32,858)
       (409) Genesco, Inc. (b)...........................................................................       (25,624)
       (674) Tiffany & Co................................................................................       (55,565)
                                                                                                           ------------
                                                                                                               (131,390)
                                                                                                           ------------
             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - (0.2%)
     (3,013) Hewlett-Packard Co. (b).....................................................................       (81,230)
                                                                                                           ------------
             TEXTILES, APPAREL & LUXURY GOODS - (0.1%)
       (574) Columbia Sportswear Co......................................................................       (31,484)
                                                                                                           ------------
             THRIFTS & MORTGAGE FINANCE - (0.3%)
     (6,162) TFS Financial Corp..........................................................................      (108,205)
                                                                                                           ------------
             TOBACCO - (0.5%)
     (3,054) Reynolds American, Inc......................................................................      (147,569)
                                                                                                           ------------
             WIRELESS TELECOMMUNICATION SERVICES - (0.4%)
     (4,424) Telephone & Data Systems, Inc...............................................................      (126,703)
                                                                                                           ------------
             TOTAL COMMON STOCKS SOLD SHORT..............................................................    (5,770,715)
             (Proceeds $(5,942,616))                                                                       ------------

REAL ESTATE INVESTMENT TRUSTS SOLD SHORT - (1.3%)

             REAL ESTATE INVESTMENT TRUSTS - (1.3%)
       (737) AvalonBay Communities, Inc..................................................................      (128,850)
        (94) Equinix, Inc................................................................................       (27,888)
     (3,109) General Growth Properties, Inc..............................................................       (90,006)
     (1,739) Redwood Trust, Inc..........................................................................       (23,094)
     (2,888) Starwood Waypoint Residential Trust.........................................................       (71,045)
     (5,609) Two Harbors Investment Corp.................................................................       (47,452)
       (273) Vornado Realty Trust........................................................................       (27,450)
       (423) WP Carey, Inc...............................................................................       (26,805)
                                                                                                           ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS SOLD SHORT..............................................      (442,590)
             (Proceeds $(445,845))                                                                         ------------


                        See Notes to Financial Statements                Page 15

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2015

  SHARES/
   UNITS                                             DESCRIPTION                                              VALUE
-----------  --------------------------------------------------------------------------------------------  ------------
EXCHANGE-TRADED FUNDS SOLD SHORT - (9.0%)

             CAPITAL MARKETS - (9.0%)
     (1,327) iShares Core S&P 500 ETF....................................................................  $   (277,409)
     (5,254) iShares Russell 2000 ETF....................................................................      (605,997)
       (698) iShares Russell 2000 Growth ETF.............................................................       (98,802)
     (9,355) SPDR S&P 500 ETF Trust......................................................................    (1,945,185)
                                                                                                           ------------
             TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT......................................................    (2,927,393)
             (Proceeds $(2,881,591))                                                                       ------------

             TOTAL INVESTMENTS SOLD SHORT - (28.0%)......................................................    (9,140,698)
             (Proceeds $(9,270,052))                                                                       ------------

             NET OTHER ASSETS AND LIABILITIES - 30.1%....................................................     9,825,714
                                                                                                           ------------
             NET ASSETS - 100.0%.........................................................................  $ 32,607,564
                                                                                                           ============


(a) The security or a portion of the security is segregated as collateral for investments sold short.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $31,582,534. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,310,826 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $970,812.

ADR   American Depositary Receipt

----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE

                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                             10/31/2015        PRICES           INPUTS           INPUTS
---------------------------------------------------    -------------   -------------   --------------   --------------
Common Stocks*.....................................    $  29,484,874   $  29,484,874   $           --   $           --
Real Estate Investment Trusts......................          767,448         767,448               --               --
Master Limited Partnerships*.......................        1,670,226       1,670,226               --               --
                                                       -------------   -------------   --------------   --------------
Total Investments..................................    $  31,922,548   $  31,922,548   $           --   $           --
                                                       =============   =============   ==============   ==============


                                                  LIABILITIES TABLE

                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
                                                        10/31/2015        PRICES           INPUTS           INPUTS
---------------------------------------------------    -------------   -------------   --------------   --------------
Common Stocks Sold Short*..........................    $  (5,770,715)  $  (5,770,715)  $           --   $           --
Real Estate Investment Trusts Sold Short...........         (442,590)       (442,590)              --               --
Exchange-Traded Funds Sold Short*..................       (2,927,393)     (2,927,393)              --               --
                                                       -------------   -------------   --------------   --------------
Total Investments Sold Short.......................    $  (9,140,698)  $  (9,140,698)  $           --   $           --
                                                       =============   =============   ==============   ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.


Page 16                 See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2015

ASSETS:
Investments, at value (Cost $31,461,043)................................    $      31,922,548
Cash....................................................................              414,050
Restricted cash.........................................................            9,245,221
Receivables:
   Investment securities sold...........................................              152,606
   Dividends............................................................               32,532
   Dividend reclaims....................................................                1,946
Other assets............................................................                3,488
                                                                            -----------------
   Total Assets.........................................................           41,772,391
                                                                            -----------------
LIABILITIES:
Investments sold short, at value (proceeds $9,270,052)..................            9,140,698
Payables:
   Investment advisory fees.............................................               23,426
Other liabilities.......................................................                  703
                                                                            -----------------
   Total Liabilities....................................................            9,164,827
                                                                            -----------------
NET ASSETS..............................................................    $      32,607,564
                                                                            =================
NET ASSETS CONSIST OF:
Paid-in capital.........................................................    $      32,218,776
Par value...............................................................               10,000
Accumulated net investment income (loss)................................               (8,788)
Accumulated net realized gain (loss) on investments and investments
   sold short...........................................................             (203,283)
Net unrealized appreciation (depreciation) on investments and
   investments sold short...............................................              590,859
                                                                            -----------------
NET ASSETS..............................................................    $      32,607,564
                                                                            =================
NET ASSET VALUE, per share..............................................    $           32.61
                                                                            =================
Number of shares outstanding (unlimited number of
   shares authorized, par value $0.01 per share)........................            1,000,002
                                                                            =================


                        See Notes to Financial Statements                Page 17

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2015

INVESTMENT INCOME:
Dividends...............................................................    $         256,161
Foreign tax withholding.................................................               (1,100)
                                                                            -----------------
   Total investment income..............................................              255,061
                                                                            -----------------
EXPENSES:
Investment advisory fees................................................              130,017
Dividend expense on investments sold short..............................               71,499
                                                                            -----------------
   Total expenses.......................................................              201,516
                                                                            -----------------
NET INVESTMENT INCOME (LOSS)............................................               53,545
                                                                            -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments..........................................................             (303,345)
   In-kind redemptions..................................................              418,430
   Investments sold short...............................................               58,189
                                                                            -----------------
Net realized gain (loss)................................................              173,274
                                                                            -----------------
Net change in unrealized appreciation (depreciation) on:................
   Investments..........................................................              410,230
   Investments sold short...............................................              131,530
                                                                            -----------------
Net change in unrealized appreciation (depreciation)....................              541,760
                                                                            -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS).................................              715,034
                                                                            -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................................    $         768,579
                                                                            =================


Page 18                 See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE        FOR THE PERIOD
                                                                                  YEAR           9/8/2014 (a)
                                                                                  ENDED             THROUGH
                                                                               10/31/2015         10/31/2014
                                                                            -----------------   ---------------
OPERATIONS:
Net investment income (loss)............................................    $          53,545   $         4,614
Net realized gain (loss)................................................              173,274             1,726
Net change in unrealized appreciation (depreciation)....................              541,760            49,099
                                                                            -----------------   ---------------
Net increase (decrease) in net assets resulting from operations.........              768,579            55,439
                                                                            -----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................................................              (62,116)           (1,620)
Net realized gain.......................................................               (2,000)               --
                                                                            -----------------   ---------------
Total distributions to shareholders.....................................              (64,116)           (1,620)
                                                                            -----------------   ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................................           33,730,801         3,000,060
Cost of shares redeemed.................................................           (4,881,579)               --
                                                                            -----------------   ---------------
Net increase (decrease) in net assets resulting from
   shareholder transactions.............................................           28,849,222         3,000,060
                                                                            -----------------   ---------------
Total increase (decrease) in net assets.................................           29,553,685         3,053,879

NET ASSETS:
Beginning of year.......................................................            3,053,879                --
                                                                            -----------------   ---------------
End of year.............................................................    $      32,607,564   $     3,053,879
                                                                            =================   ===============
Accumulated net investment income (loss) at end of year.................    $          (8,788)  $         2,994
                                                                            =================   ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................................              100,002                --
Shares sold.............................................................            1,050,000           100,002
Shares redeemed.........................................................             (150,000)               --
                                                                            -----------------   ---------------
Shares outstanding, end of period.......................................            1,000,002           100,002
                                                                            =================   ===============


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 19

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 FOR THE PERIOD
                                                  YEAR ENDED      9/8/2014 (a)
                                                 OCTOBER 31,        THROUGH
                                                     2015          10/31/2014
                                                --------------   --------------
Net asset value, beginning of period..........    $    30.54       $    30.00
                                                  ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................          0.19             0.05
Net realized and unrealized gain (loss).......          2.12             0.51
                                                  ----------       ----------
Total from investment operations..............          2.31             0.56
                                                  ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................         (0.22)           (0.02)
Net realized gain.............................         (0.02)              --
                                                  ----------       ----------
Total distributions...........................         (0.24)           (0.02)
                                                  ----------       ----------
Net asset value, end of period................    $    32.61       $    30.54
                                                  ==========       ==========
TOTAL RETURN (b)..............................          7.60%            1.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........    $   32,608       $    3,054
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets.....................................          1.47%            1.17% (c)
Ratio of total expenses to average net
   assets.....................................
   excluding dividend expense.................          0.95%            0.95% (c)
Ratio of net investment income (loss) to
   average net assets.........................          0.39%            1.08% (c)
Portfolio turnover rate (d)...................           267%               1%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 20                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                                OCTOBER 31, 2015


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of four funds that are offering shares. This report covers the First Trust Long/Short Equity ETF (the "Fund"), which trades under the ticker "FTLS" on the NYSE Arca, Inc. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests or for cash or, in certain circumstances, a combination of both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The investment objective of the Fund is to seek to provide investors with long-term total return. The Fund pursues its investment objective by establishing long and short positions in a portfolio of equity securities. Under normal circumstances, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) will be exposed to U.S. exchange-listed equity securities of U.S. and foreign companies by investing in such securities directly and/or in U.S. exchange-traded funds ("ETFs") that provide exposure to such securities. The equity securities held by the Fund may include U.S. exchange-listed equity securities of foreign issuers, as well as investments in the equity securities of foreign issuers that are in the form of depositary receipts. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on one or more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended, for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                                OCTOBER 31, 2015


market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

Distributions received from the Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the REIT's fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale;

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                                OCTOBER 31, 2015


which is effected by the Fund purchasing the security sold short in the market and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. The Fund has established an account with Pershing, LLC for the purpose of purchasing securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate. Restricted cash in the amount of $9,245,221, as shown on the Statement of Assets and Liabilities, is associated with collateral at the broker as of October 31, 2015.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. Permanent differences incurred during the year ended October 31, 2015, resulting in book and tax accounting differences, have been reclassified at year end to reflect a decrease in accumulated net investment income (loss) by $3,211, a decrease in accumulated net realized gain (loss) on investments by $376,283 and an increase in paid-in-capital by $379,494. Net assets were not affected by this reclassification.

The tax character of distributions paid during the fiscal year ended October 31, 2015 and fiscal period ended October 31, 2014 was as follows:

Distributions paid from:                                 2015             2014
Ordinary income....................................  $    64,116    $      1,620

As of October 31, 2015, the components of distributable earnings on a tax basis to the Fund were as follows:

Undistributed ordinary income......................  $        --
Accumulated capital and other losses...............      (90,580)
Net unrealized appreciation (depreciation).........      469,368

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2014 and 2015 remain open to federal and state audit. As of October 31, 2015, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in-losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2015, the Fund had non-expiring capital loss carryforwards for federal income tax purposes of $90,580.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2015, the Fund had no net ordinary losses.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                                OCTOBER 31, 2015


In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund and in-kind transactions. The results of operations and net assets were not affected by these adjustments.

F. EXPENSES

Expenses, other than the investment advisory fee, dividend expenses on investments sold short and other excluded expenses, are paid by the Advisor (See
Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, acquired fund fees and expenses, dividend expenses on investments sold short and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Fund has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2015, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, for the Fund were $36,304,786 and $45,096,160, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $7,836,819 and $16,556,153, respectively.

For the year ended October 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales for the Fund was $33,332,729 and $4,859,907, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                                OCTOBER 31, 2015


equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of the securities included in the Fund's portfolio and the countries in which the transaction settled. The Creation Transaction fee is currently $550. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $550. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse FTP, the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before August 26, 2016.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                8. ADOPTION OF NON-FUNDAMENTAL INVESTMENT POLICY

On March 27, 2015, the Board of Trustees of the Trust approved the adoption of a non-fundamental investment policy regarding the Fund's ability to invest in other investment companies (the "Policy"). Pursuant to the Policy, beginning on June 7, 2015, the Fund no longer relies on Section 12(2)(1)(F) or Section 12(d)(1)(G) of the 1940 Act to invest in other investment companies.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined there was the following subsequent event:

At a meeting on December 7, 2015, the Board accepted Mr. Bradley's resignation from his position as the President and Chief Executive Officer of the Trust, effective December 31, 2015. At the same meeting, the Board elected Mr. Dykas to serve as the President and Chief Executive Officer and Mr. Donald Swade, formerly an Assistant Treasurer of the Trust, to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST LONG/SHORT EQUITY ETF:

We have audited the accompanying statement of assets and liabilities of First Trust Long/Short Equity ETF (the "Fund"), a series of the First Trust Exchange-Traded Fund III, including the portfolio of investments, as of October 31, 2015, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015 by correspondence with the Fund's custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust Long/Short Equity ETF as of October 31, 2015, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 23, 2015

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                          OCTOBER 31, 2015 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended October 31, 2015, the following percentages of income dividend paid by the Fund qualify for the dividends received deduction available to corporations and is hereby designated as qualified dividend income:


     Dividends Received Deduction                  Qualified Dividend Income
     ----------------------------                 ----------------------------
                 100%                                         100%


                              RISK CONSIDERATIONS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities, particularly for the puts and call options in which the Fund invests. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DERIVATIVES RISK. The use of futures and other derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

EQUITY SECURITIES RISK. The Fund invests in Equity Securities. The value of the shares will fluctuate with changes in the value of these Equity Securities. Equity Securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of the capital rises and borrowing costs increase.

ETF RISK. The Fund may invest in the shares of other ETFs, and therefore, the Fund's investment performance and risks may be related to the investment performance and risks of the underlying ETFs. In general, as a shareholder in other ETFs, the Fund bears its ratable share of the underlying ETF's expenses, and would be subject to duplicative expenses to the extent the Fund invests in other ETFs.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                          OCTOBER 31, 2015 (UNAUDITED)


MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. The Fund holds non-U.S. securities that are either directly listed on a U.S. securities exchange or in the form of depositary receipts. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

SHORT SALES RISK. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender of a security may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, which may result in the Fund having to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. In a rising stock market, the Fund's short positions may significantly impact the Fund's overall performance and cause the Fund to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. The use of short sales may also cause the Fund to have higher expenses than other funds.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                          OCTOBER 31, 2015 (UNAUDITED)


The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                   NUMBER OF            OTHER
                                                                                                 PORTFOLIOS IN     TRUSTEESHIPS OR
                                 TERM OF OFFICE                                                 THE FIRST TRUST     DIRECTORSHIPS
       NAME, ADDRESS,            AND YEAR FIRST                                                  FUND COMPLEX      HELD BY TRUSTEE
      DATE OF BIRTH AND            ELECTED OR                 PRINCIPAL OCCUPATIONS               OVERSEEN BY        DURING PAST
   POSITION WITH THE TRUST          APPOINTED                  DURING PAST 5 YEARS                  TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee    o Indefinite Term   Physician; President, Wheaton Orthopedics;        117        None
c/o First Trust Advisors L.P.                       Limited Partner, Gundersen Real Estate
120 East Liberty Drive,         o Since Inception   Limited Partnership; Member, Sportsmed
  Suite 400                                         LLC
Wheaton, IL 60187
D.O.B.: 04/51


Thomas R. Kadlec, Trustee       o Indefinite Term   President (March 2010 to Present), Senior         117        Director of ADM
c/o First Trust Advisors L.P.                       Vice President and Chief Financial Officer                   Investor Services,
120 East Liberty Drive,         o Since Inception   (May 2007 to March 2010), ADM Investor                       Inc., ADM
  Suite 400                                         Services, Inc. (Futures Commission                           Investor Services
Wheaton, IL 60187                                   Merchant)                                                    International and
D.O.B.: 11/57                                                                                                    Futures Industry
                                                                                                                 Association

Robert F. Keith, Trustee        o Indefinite Term   President (2003 to Present), Hibs                 117        Director of Trust
c/o First Trust Advisors L.P.                       Enterprises (Financial and Management                        Company of
120 East Liberty Drive,         o Since Inception   Consulting)                                                  Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee        o Indefinite Term   Managing Director and Chief Operating             117        Director of
c/o First Trust Advisors L.P.                       Officer (January 2015 to Present), Pelita                    Covenant
120 East Liberty Drive,         o Since Inception   Harapan Educational Foundation                               Transport, Inc.
  Suite 400                                         (Educational Products and Services);                         (May 2003 to
Wheaton, IL 60187                                   President and Chief Executive Officer                        May 2014)
D.O.B.: 03/54                                       (June 2012 to September 2014), Servant
                                                    Interactive LLC (Educational Products and
                                                    Services); President and Chief Executive
                                                    Officer (June 2012 to September 2014), Dew
                                                    Learning LLC (Educational Products and
                                                    Services); President (June 2002 to
                                                    June 2012), Covenant College

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

James A. Bowen(1), Trustee,     o Indefinite Term   Chief Executive Officer (December 2010 to         117        None
Chairman of the Board                               Present), President (until December 2010),
120 East Liberty Drive,         o Since Inception   First Trust Advisors L.P. and First Trust
  Suite 400                                         Portfolios L.P.; Chairman of the Board of
Wheaton, IL 60187                                   Directors, BondWave LLC (Software
D.O.B.: 09/55                                       Development Company/Investment Advisor
                                                    and Stonebridge Advisors LLC (Investment
                                                    Advisor)


-----------------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                          OCTOBER 31, 2015 (UNAUDITED)

                                  POSITION AND            TERM OF OFFICE
     NAME, ADDRESS                   OFFICES               AND LENGTH OF                 PRINCIPAL OCCUPATIONS
   AND DATE OF BIRTH               WITH TRUST                 SERVICE                     DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS WHO ARE NOT TRUSTEES(2)
------------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley            President and Chief           o Indefinite Term     Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,      Executive Officer                                   and Chief Financial Officer, First Trust Advisors
  Suite 400                                              o Since Inception     L.P. and First Trust Portfolios L.P.; Chief Financial
Wheaton, IL 60187                                                              Officer, BondWave LLC (Software Development
D.O.B.: 11/57                                                                  Company/Investment Advisor) and Stonebridge
                                                                               Advisors LLC (Investment Advisor)

James M. Dykas             Treasurer, Chief Financial    o Indefinite Term     Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,      Officer and Chief                                   President (April 2007 to Present), First Trust
  Suite 400                Accounting Officer            o Since Inception     Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 01/66


W. Scott Jardine           Secretary and Chief           o Indefinite Term     General Counsel, First Trust Advisors L.P., First
120 E. Liberty Drive,      Legal Officer                                       Trust Portfolios L.P.; Secretary, BondWave LLC
  Suite 400                                              o Since Inception     (Software Development Company/Investment
Wheaton, IL 60187                                                              Advisor) and Stonebridge Advisors LLC
D.O.B.: 05/60                                                                  (Investment Advisor)


Daniel J. Lindquist        Vice President                o Indefinite Term     Managing Director (July 2012 to Present), Senior
120 E. Liberty Drive,                                                          Vice President (September 2005 to July 2012),
  Suite 400                                              o Since Inception     First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                              L.P.
D.O.B.: 02/70


Kristi A. Maher            Chief Compliance Officer      o Indefinite Term     Deputy General Counsel, First Trust Advisors
120 E. Liberty Drive,      and Assistant Secretary                             L.P. and First Trust Portfolios L.P.
  Suite 400                                              o Since Inception
Wheaton, IL 60187
D.O.B.: 12/66


Roger F. Testin            Vice President                o Indefinite Term     Senior Vice President, First Trust Advisors L.P.
120 E. Liberty Drive,                                                          and First Trust Portfolios L.P.
  Suite 400                                              o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66


Stan Ueland                Vice President                o Indefinite Term     Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                          Vice President (August 2005 to September 2012),
  Suite 400                                              o Since Inception     First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                              L.P.
D.O.B.: 11/70


-----------------------------

(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                          OCTOBER 31, 2015 (UNAUDITED)


PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

PRIVACY ONLINE

We allow third-party companies, including AddThis (a social media sharing service), to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, we restrict access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

                      This page intentionally left blank.

FIRST TRUST


First Trust Exchange-Traded Fund III

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund III
------------------------------------

First Trust Emerging Markets Local Currency Bond ETF (FEMB)

        Annual Report
       For the Period
      November 4, 2014
(Commencement of Operations)
  through October 31, 2015

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                                 ANNUAL REPORT
                                OCTOBER 31, 2015

Shareholder Letter.........................................................    1
Fund Performance Overview..................................................    2
Portfolio Commentary.......................................................    5
Understanding Your Fund Expenses...........................................    7
Portfolio of Investments...................................................    8
Statement of Assets and Liabilities........................................   12
Statement of Operations....................................................   13
Statement of Changes in Net Assets.........................................   14
Financial Highlights.......................................................   15
Notes to Financial Statements..............................................   16
Report of Independent Registered Public Accounting Firm ...................   23
Additional Information ....................................................   24
Board of Trustees and Officers ............................................   26
Privacy Policy ............................................................   28


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") or First Trust Global Portfolios Ltd. (the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the "Trust") described in this report for the First Trust Emerging Markets Local Currency Bond ETF (hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                OCTOBER 31, 2015

Dear Shareholders:

Thank you for your investment in First Trust Emerging Markets Local Currency Bond ETF (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the annual report which contains detailed information about your investment for the annual investment period ended October 31, 2015, including a market overview and a performance analysis for the period. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, most of 2015 has been volatile. Economic and global factors, such as the continued conflict in the Middle East, a sharp decline in oil prices and terrorism around the world, have impacted U.S. and global markets. Another factor that has weighed upon U.S. markets for most of the year is the fact that many economists had predicted that the Federal Reserve would begin to raise interest rates in 2015, which has still not happened.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)

First Trust Emerging Markets Local Currency Bond ETF (the "Fund") seeks maximum total return and current income. The Fund lists and principally trades its shares on The NASDAQ Stock Market LLC ("NASDAQ") under the ticker symbol "FEMB." Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes and bills issued or guaranteed by entities in emerging market countries (collectively, "Bonds") that are denominated in the local currency of the issuer.

In implementing the Fund's investment strategy, First Trust Global Portfolios Ltd. (the "Sub-Advisor") will seek to provide current income and enhance capital, while minimizing volatility. The Sub-Advisor will continually review fundamental economic and structural themes that impact long and medium term asset returns in emerging markets. The Sub-Advisor will also consider shorter-term market drivers such as valuations, liquidity conditions and sentiment to determine the appropriate positioning of the Fund's investments. The Sub-Advisor will adjust the portfolio's country allocations, duration and individual security positioning to reflect what the Sub-Advisor believes to be the most attractive opportunities on a continuous basis.

The Fund may invest in foreign currencies and derivative instruments, including exchange-listed futures contracts, exchange-listed options, exchange-listed options on futures contracts, forward currency contracts, non-deliverable forward currency contracts and exchange-listed currency options. The Fund will use foreign currencies and derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure and to hedge foreign currency risk and actively manage foreign currency exposure. The Fund may also use derivative instruments to enhance returns, as a substitue for, or to gain exposure to, a position in an underlying asset, to reduce transaction costs, to maintain full market exposure, to manage cash flows or to preserve capital.

--------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------
                                                                                         CUMULATIVE
                                                                                        TOTAL RETURNS
                                                                                     Inception (11/4/14)
                                                                                         to 10/31/15
FUND PERFORMANCE
NAV                                                                                        -14.83%
Market Price                                                                               -14.44%

INDEX PERFORMANCE
Barclays Emerging Markets Local Currency Government - 10% Country Capped Index             -13.66%
--------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative total returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)

----------------------------------------------------------------
SECTOR ALLOCATION AS OF OCTOBER 31, 2015
----------------------------------------------------------------
                                                   % OF TOTAL
SECTOR                                            INVESTMENTS
Sovereigns                                             85.3%
Supranationals                                          9.8
Central Bank                                            4.9
                                                     -------
     Total                                            100.0%
                                                     =======

----------------------------------------------------------------
CREDIT QUALITY AS OF OCTOBER 31, 2015
----------------------------------------------------------------
                                                   % OF TOTAL
                                                  INVESTMENTS
CREDIT RATING(1)                                (INCLUDING CASH)
AAA                                                     9.3%
AA                                                     14.4
A+                                                      4.5
A                                                      18.0
A-                                                      5.6
BBB+                                                    8.4
BBB                                                    13.5
BBB-                                                   21.0
Cash                                                    5.3
                                                     -------
     Total                                            100.0%
                                                     =======

----------------------------------------------------------------
TOP 10 HOLDINGS AS OF OCTOBER 31, 2015
----------------------------------------------------------------
                                                   % OF TOTAL
TOP 10 HOLDINGS                                   INVESTMENTS
Czech Republic Government Bond,
   2.40%, 9/17/25                                      10.3%
Brazil Notas do Tesouro Nacional,
   Series F, 10.00%, 1/1/21                             6.6
Poland Government Bond, 5.50%, 10/25/19                 6.1
Philippine Government International
   Bond, 3.90%, 11/26/22                                5.5
Indonesia Treasury Bond, 8.38%, 3/15/24                 5.1
Romania Government Bond, 5.85%, 4/26/23                 5.0
Bonos del Banco Central de Chile en
   Pesos, 6.00%, 2/1/21                                 4.9
Thailand Government Bond, 3.63%, 6/16/23                4.8
Hungary Government Bond, 6.50%, 6/24/19                 4.8
Israel Government Bond - Fixed, 6.25%,
   10/30/26                                             4.8
                                                     -------
     Total                                             57.9%
                                                     =======

(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations ("NRSROs"), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)

              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  NOVEMBER 4, 2014 - OCTOBER 31, 2015

            First Trust Emerging        Barclays Emerging Markets Local
               Markets Local               Currency Government - 10%
             Currency Bond ETF               Country Capped Index
11/4/14            $10,000                           $10,000
4/30/15              9,340                             9,450
10/31/15             8,517                             8,634


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH OCTOBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 5, 2014 (commencement of trading) through October 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

------------------------------------------------------------------------------
                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
------------------------------------------------------------------------------
FOR THE PERIOD            0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
11/5/14 - 10/31/15           116            110              7            1

------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
------------------------------------------------------------------------------
FOR THE PERIOD            0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
11/5/14 - 10/31/15            15              0              0            1

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                                 ANNUAL REPORT
                                OCTOBER 31, 2015


                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor"), 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Fund. First Trust Global Portfolios Ltd. ("FTGP"), an affiliate of First Trust, serves as investment sub-advisor to the Fund.

                             INVESTMENT SUB-ADVISOR

FTGP acts as a sub-advisor of the Fund and is headed by Derek Fulton, Director, Chief Executive Officer and Chief Investment Officer of FTGP. Mr. Fulton has been managing global portfolios with a focus on fixed income for over 15 years. Prior to joining FTGP in 2011, he co-founded ISIS Asset Management ("ISIS AM") and led its investment team. Before starting ISIS AM, he was Head of Global & Closed-End Fixed Income Portfolios at Aberdeen Asset Management ("Aberdeen") in London and also held positions as Head of Asian Fixed Income based in Singapore. At Aberdeen, Mr. Fulton oversaw in excess of $10 billion of assets including institutional global government and global aggregate accounts. He was also a member of the currency team running active currency overlays on over $20 billion of institutional mandates.

                           PORTFOLIO MANAGEMENT TEAM

The following portfolio managers are primarily responsible for the day-to-day management of the Fund. Each portfolio manager has managed the Fund since 2014.

DEREK FULTON, CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER, FTGP LEONARDO DA COSTA, PORTFOLIO MANAGER, FTGP

                                   COMMENTARY

MARKET RECAP

The last 12 months can be characterized by currency weakness and higher yields across most emerging markets. The weakness was primarily concentrated in the current account deficit and commodity producing countries. Two major catalysts for this weakness came from the concern over the timing of an interest rate hike by the U.S. Federal Reserve and slowing growth across the major emerging nations, particularly China.

The U.S Federal Reserve indicated for most of the year it would soon consider an interest rate hike, as the unemployment level in the U.S dropped towards 5%. This raised fears among emerging market investors that as soon as the Federal Reserve raised interest rates, capital would flow out of these countries, especially as many emerging markets were maintaining easy monetary policy to boost growth domestically. The net effect was that emerging market currencies weakened against the U.S dollar. Currency weakness has a negative impact on local asset prices for international investors, however, over the medium to longer term, the weaker currencies also help these emerging economies realign their external accounts by making their imports more expensive and their exports cheaper.

As highlighted above, the weaker growth outlook for many emerging markets, in particular China, also weighed on investors sentiment culminating in the Chinese authorities' decision to allow the weakening of the Chinese Yuan versus the U.S dollar in August. Although the Yuan was only 3% weaker, at its worst, the immediate response was this was an attempt by China to steal export market share from its Asian counterparts and in doing so to encourage more currency weakness. This premise, however, fell apart as the Yuan was swiftly brought under control and a more likely reason for the currency adjustment, in our view, is that Chinese authorities are well aware that they cannot maintain easy monetary policy and fairly free capital flows without allowing some flexibility in the Yuan. This scare for Chinese growth led to both the U.S Federal Reserve and the European Central Bank citing emerging market growth risks as concerns for their monetary policy decisions, seemingly hurting risk assets further.

In addition, a few specific geopolitical events in some key emerging market countries led to increased volatility, particularly in those markets. The surprise downgrade of Brazilian debt by Standard & Poor's and the inconclusive election results in Turkey elevated concerns about the ability of those governments to manage these events in an environment of slowing economic growth.

The other casualty of the weaker outlook for Chinese growth was commodity prices. Oil prices dropped precipitously, closely followed by copper and iron ore prices. This spread the economic weakness from China to the rest of the commodity exporting emerging market nations.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                                 ANNUAL REPORT
                                OCTOBER 31, 2015

PERFORMANCE ANALYSIS

As the Fund's annual investment period ended October 31, 2015, the Fund returned -14.83% on a net asset value ("NAV") basis since its inception on November 4, 2014. The market price return was -14.44% over the same period. The Barclays Emerging Markets Local Currency Government - 10% Country Capped Index returned -13.66%, over the same period. While the Fund was defensively positioned through most of the year, it still suffered, as the weakness in the asset class became quite generalized. The Fund avoided exposure to some of the commodity-reliant countries such as Russia and had underweight holdings in other commodity exporters, as these credits suffered disproportionately more on the weaker growth outlook and weak commodity prices.

The Fund also effectively hedged some of the currency exposure in the portfolio, as the pressure from the strong U.S dollar led to currency weakness. Allocations instead were concentrated in commodity, particularly oil, importers that benefit from weaker commodity prices as well as those countries that could capitalize on neighboring developed markets that were either growing or stimulating aggressively (for example, Mexico, Poland and the Czech Republic).

MARKET AND FUND OUTLOOK

Emerging markets are characteristically vulnerable to shocks stemming from political turmoil, global growth and commodity cycles as well as increased risk aversion. Managing through this volatility and continuing to select undervalued opportunities should enable the Fund to provide attractive returns over time.

In our opinion, strong fundamentals including lower debt levels and higher growth rates will once again reassert themselves and attract investors to the asset class for the yields on offer. Valuation indicators for a broad swath of emerging market yield curves and currencies are enticingly cheap, with most at multi-year lows. We also expect to see continued differentiation between those credits that will benefit from their weaker currencies and the lower commodity price environment. We have witnessed a number of countries that have used lower energy prices to make energy-related reforms more palatable to their voters and the weaker currencies to adjust their trade and current accounts balances. As we receive more clarity on the impact of the U.S Federal Reserve interest rate hiking cycle, we believe these fundamentally stable and improving credits should be key beneficiaries of any resurgence in investor flows to the asset class.

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2015 (UNAUDITED)

As a shareholder of First Trust Emerging Markets Local Currency Bond ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO    EXPENSES PAID
                                                       BEGINNING           ENDING         BASED ON THE       DURING THE
                                                     ACCOUNT VALUE     ACCOUNT VALUE        SIX-MONTH        SIX-MONTH
                                                      MAY 1, 2015     OCTOBER 31, 2015       PERIOD          PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
Actual                                                 $1,000.00         $  911.90            0.85%            $4.10
Hypothetical (5% return before expenses)               $1,000.00         $1,020.92            0.85%            $4.33


(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (May 1, 2015 through October 31, 2015), multiplied by 184/365.

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2015

  PRINCIPAL
    VALUE
   (LOCAL                                                                             STATED       STATED       VALUE
  CURRENCY)                               DESCRIPTION                                 COUPON      MATURITY   (US DOLLARS)
-------------  -----------------------------------------------------------------  -------------  ----------  ------------
FOREIGN SOVEREIGN BONDS AND NOTES - 84.7%

               BRAZIL - 9.0%
      600,000  Brazil Notas do Tesouro Nacional, Series F (BRL).................     10.00%       01/01/25   $    114,165
    1,200,000  Brazil Notas do Tesouro Nacional, Series F (BRL).................     10.00%       01/01/21        251,854
                                                                                                             ------------
                                                                                                                  366,019
                                                                                                             ------------
               CHILE - 4.6%
  120,000,000  Bonos del Banco Central de Chile en Pesos (CLP)..................      6.00%       02/01/21        187,977
                                                                                                             ------------
               COLOMBIA - 3.8%
  457,000,000  Colombian TES (COP)..............................................      7.00%       05/04/22        155,039
                                                                                                             ------------
               CZECH REPUBLIC - 9.7%
    8,190,000  Czech Republic Government Bond (CZK).............................      2.40%       09/17/25        394,658
                                                                                                             ------------
               HUNGARY - 4.5%
   45,000,000  Hungary Government Bond (HUF)....................................      6.50%       06/24/19        182,477
                                                                                                             ------------
               INDONESIA - 7.4%
2,720,000,000  Indonesia Treasury Bond (IDR)....................................      8.38%       03/15/24        194,316
1,500,000,000  Indonesia Treasury Bond (IDR)....................................      7.88%       04/15/19        106,812
                                                                                                             ------------
                                                                                                                  301,128
                                                                                                             ------------
               ISRAEL - 4.4%
      500,000  Israel Government Bond - Fixed (ILS).............................      6.25%       10/30/26        182,262
                                                                                                             ------------
               MEXICO - 8.3%
    2,340,000  Mexican Bonos (MXN)..............................................      7.75%       05/29/31        159,573
    2,290,000  Mexican Bonos (MXN)..............................................     10.00%       12/05/24        177,806
                                                                                                             ------------
                                                                                                                  337,379
                                                                                                             ------------
               PERU - 1.0%
      125,000  Peru Government Bond (PEN).......................................      7.84%       08/12/20         40,984
                                                                                                             ------------
               PHILIPPINES - 5.2%
   10,000,000  Philippine Government International Bond (PHP)...................      3.90%       11/26/22        211,667
                                                                                                             ------------
               POLAND - 9.6%
      545,000  Poland Government Bond (PLN).....................................      4.00%       10/25/23        155,672
      800,000  Poland Government Bond (PLN).....................................      5.50%       10/25/19        235,424
                                                                                                             ------------
                                                                                                                  391,096
                                                                                                             ------------
               ROMANIA - 4.7%
      650,000  Romania Government Bond (RON)....................................      5.85%       04/26/23        190,611
                                                                                                             ------------
               SOUTH AFRICA - 4.5%
    1,600,000  South Africa Government Bond (ZAR)...............................      6.25%       03/31/36         86,654
    1,180,000  South Africa Government Bond (ZAR)...............................     10.50%       12/21/26         98,495
                                                                                                             ------------
                                                                                                                  185,149
                                                                                                             ------------
               THAILAND - 4.5%
    6,100,000  Thailand Government Bond (THB)...................................      3.63%       06/16/23        183,202
                                                                                                             ------------
               TURKEY - 3.5%
      410,000  Turkey Government Bond (TRY).....................................     10.50%       01/15/20        144,922
                                                                                                             ------------
               TOTAL FOREIGN SOVEREIGN BONDS AND NOTES.....................................................     3,454,570
               (Cost $4,008,119)                                                                             ------------


Page 8                  See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2015

  PRINCIPAL
    VALUE
   (LOCAL                                                                             STATED       STATED       VALUE
  CURRENCY)                               DESCRIPTION                                 COUPON      MATURITY   (US DOLLARS)
-------------  -----------------------------------------------------------------  -------------  ----------  ------------
FOREIGN CORPORATE BONDS AND NOTES - 9.3%

               SUPRANATIONALS - 9.3%
      270,000  International Finance Corp. (BRL)................................     10.00%       06/12/17   $     67,903
   10,000,000  European Bank for Reconstruction & Development (INR).............      6.00%       03/03/16        152,953
    1,200,000  European Investment Bank (ZAR)...................................      6.00%       10/21/19         81,603
    1,200,000  Inter-American Development Bank (MXN)............................      8.00%       01/26/16         73,771
                                                                                                             ------------
               TOTAL FOREIGN CORPORATE BONDS AND NOTES.....................................................       376,230
               (Cost $461,052)                                                                               ------------

               TOTAL INVESTMENTS - 94.0%...................................................................     3,830,800
               (Cost $4,469,171) (a)

               NET OTHER ASSETS AND LIABILITIES - 6.0%.....................................................       246,642
                                                                                                             ------------
               NET ASSETS - 100.0%.........................................................................  $  4,077,442
                                                                                                             ============

------------------------------

(a) Aggregate cost for federal income tax purposes is $4,469,171. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,821 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $652,192.

Currency Abbreviations:
BRL   Brazilian Real
CLP   Chilean Peso
COP   Colombian Peso
CZK   Czech Republic Koruna
HUF   Hungarian Forint
IDR   Indonesian Rupiah
ILS   Israel Shekel
INR   Indian Rupee
MXN   Mexican Peso
PEN   Peruvian New Sol
PHP   Philippines Peso
PLN   Polish Zloty
RON   Romanian Lev
THB   Thailand Baht
TRY   Turkish Lira
USD   United States Dollar
ZAR   South African Rand


                        See Notes to Financial Statements                 Page 9

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2015

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
                                                        10/31/2015        PRICES           INPUTS           INPUTS
                                                       -------------   -------------   --------------   --------------
Foreign Sovereign Bonds and Notes*.................    $   3,454,570   $          --   $    3,454,570   $           --
Foreign Corporate Bonds and Notes*.................          376,230              --          376,230               --
                                                       -------------   -------------   --------------   --------------
Total Investments..................................        3,830,800              --        3,830,800               --
Forward Foreign Currency Contracts**...............            2,266              --            2,266               --
                                                       -------------   -------------   --------------   --------------
Total..............................................    $   3,833,066   $          --   $    3,833,066   $           --
                                                       =============   =============   ==============   ==============

*  See the Portfolio of Investments for country breakout.
** See the Forward Foreign Currency Contracts table for contract and currency detail.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.


Page 10                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2015


--------------------------------------------
                              % OF TOTAL
CURRENCY EXPOSURE            INVESTMENTS
DIVERSIFICATION           (INCLUDING CASH)+
--------------------------------------------
BRL                             10.7%
MXN                             10.2
CZK                              9.8
PLN                              9.7
IDR                              7.5
ZAR                              6.6
ILS                              5.4
PHP                              5.2
RON                              4.7
CLP                              4.6
THB                              4.5
HUF                              4.5
USD                              4.4
COP                              3.8
INR                              3.8
TRY                              3.6
PEN                              1.0
                               -------
     Total                      100.0%
                               =======

+ The weightings include the impact of currency forwards.

FORWARD FOREIGN CURRENCY CONTRACTS (see Note 2C - Forward Foreign Currency Contracts in the Notes to Financial Statements):

                                           FORWARD FOREIGN CURRENCY CONTRACTS
                                    ---------------------------------------------------
                                                                           PURCHASE             SALE           UNREALIZED
    SETTLEMENT                          AMOUNT           AMOUNT          VALUE AS OF        VALUE AS OF       APPRECIATION/
       DATE         COUNTERPARTY    PURCHASED (1)       SOLD (1)       OCTOBER 31, 2015   OCTOBER 31, 2015   (DEPRECIATION)
  --------------   --------------   --------------   ---------------   ----------------   ----------------   ---------------
     11/30/15           BBH         USD    206,263   MXN   3,400,000   $        206,263   $        205,418   $           845
     11/30/15           BBH         USD     69,749   ZAR     950,000             69,749             68,328             1,421
                                                                                                             ---------------
Net Unrealized Appreciation (Depreciation)................................................................   $         2,266
                                                                                                             ===============
(1) Please see Portfolio of Investments for currency descriptions.



Counterparty Abbreviations:
      BBH   Brown Brothers Harriman & Co.


                        See Notes to Financial Statements                Page 11

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2015

ASSETS:
Investments, at value..................................................    $       3,830,800
Cash...................................................................              178,425
Foreign currency.......................................................               35,225
Unrealized appreciation on forward foreign currency contracts..........                2,266
Receivables:
   Investment securities sold..........................................              148,733
   Interest............................................................               68,846
                                                                           -----------------
   Total Assets........................................................            4,264,295
                                                                           -----------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................              183,891
   Investment advisory fees............................................                2,962
                                                                           -----------------
   Total Liabilities...................................................              186,853
                                                                           -----------------
NET ASSETS.............................................................    $       4,077,442
                                                                           =================
NET ASSETS CONSIST OF:
Paid-in capital........................................................    $       4,768,288
Par value..............................................................                1,000
Accumulated net investment income (loss)...............................               (4,151)
Accumulated net realized gain (loss) on investments, forward foreign
   currency contracts and foreign currency transactions................              (50,063)
Net unrealized appreciation (depreciation) on investments, forward
   foreign currency contracts and foreign currency translation.........             (637,632)
                                                                           -----------------
NET ASSETS.............................................................    $       4,077,442
                                                                           =================
NET ASSET VALUE, per share.............................................    $           40.77
                                                                           =================
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................              100,002
                                                                           =================
Investments, at cost...................................................    $       4,469,171
                                                                           =================
Foreign currency, at cost (proceeds)...................................    $          35,288
                                                                           =================


Page 12                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
STATEMENT OF OPERATIONS
FOR THE PERIOD NOVEMBER 4, 2014 (a) THROUGH OCTOBER 31, 2015

INVESTMENT INCOME:
Interest...............................................................    $         237,129
Foreign tax withholding................................................               (5,496)
                                                                           -----------------
   Total investment income.............................................              231,633
                                                                           -----------------
EXPENSES:
Investment advisory fees...............................................               37,778
                                                                           -----------------
   Total expenses......................................................               37,778
                                                                           -----------------
NET INVESTMENT INCOME (LOSS)...........................................              193,855
                                                                           -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................             (260,243)
   Forward foreign currency contracts..................................               (6,305)
   Foreign currency transactions.......................................              (25,899)
                                                                           -----------------
Net realized gain (loss)...............................................             (292,447)
                                                                           -----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................             (638,371)
   Forward foreign currency contracts..................................                2,266
   Foreign currency translation........................................               (1,527)
                                                                           -----------------
Net change in unrealized appreciation (depreciation)...................             (637,632)
                                                                           -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................             (930,079)
                                                                           -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................    $        (736,224)
                                                                           =================

(a) Inception date is November 4, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 13

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD NOVEMBER 4, 2014 (a) THROUGH OCTOBER 31, 2015

OPERATIONS:
Net investment income (loss)...........................................    $         193,855
Net realized gain (loss)...............................................             (292,447)
Net change in unrealized appreciation (depreciation)...................             (637,632)
                                                                           -----------------
Net increase (decrease) in net assets resulting from operations........             (736,224)
                                                                           -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Return of capital......................................................             (194,434)
                                                                           -----------------
Total distributions to shareholders....................................             (194,434)
                                                                           -----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................            5,008,100
Cost of shares redeemed................................................                   --
                                                                           -----------------
Net increase (decrease) in net assets resulting from shareholder
   transactions........................................................            5,008,100
                                                                           -----------------
Total increase (decrease) in net assets................................            4,077,442

NET ASSETS:
Beginning of period....................................................                   --
                                                                           -----------------
End of period..........................................................    $       4,077,442
                                                                           =================
Accumulated net investment income (loss) at end of year................    $          (4,151)
                                                                           =================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................                   --
Shares sold............................................................              100,002
                                                                           -----------------
Shares outstanding, end of period......................................              100,002
                                                                           =================


(a) Inception date is November 4, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 14                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                FOR THE PERIOD
                                                                11/4/2014 (a)
                                                                   THROUGH
                                                                  10/31/2015
                                                                --------------
Net asset value, beginning of period                              $    50.00
                                                                  ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            1.94
Net realized and unrealized gain (loss)                                (9.23)
                                                                  ----------
Total from investment operations                                       (7.29)
                                                                  ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Return of capital                                                      (1.94)
                                                                  ----------
Total distributions                                                    (1.94)
                                                                  ----------
Net asset value, end of period                                    $    40.77
                                                                  ==========
TOTAL RETURN (b)                                                      (14.83)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                              $    4,077
Ratio of total expenses to average net assets                           0.85% (c)
Ratio of net investment income (loss) to
   average net assets                                                   4.36% (c)
Portfolio turnover rate (d)                                               49%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 15

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                                OCTOBER 31, 2015


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of four funds that are offering shares. This report covers the First Trust Emerging Markets Local Currency Bond ETF (the "Fund"), which trades under the ticker FEMB on The NASDAQ(R) Stock Market LLC ("NASDAQ"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests or for cash or, in certain circumstances, a combination of both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek maximum total return and current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes, bills, certificates of deposit, time deposits, commercial paper and loans issued by issuers in emerging market countries that are denominated in the local currency of the issuer. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the Fund's NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                                OCTOBER 31, 2015

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4) the financial statements of the issuer, or the financial condition of the country of issue;

      5) the credit quality and cash flow of the issuer, or country of issue, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

      12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      13)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                                OCTOBER 31, 2015

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statement of Assets and Liabilities. The change in unrealized appreciation (depreciation) is included in "Net change in unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statement of Operations. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain (loss) on forward foreign currency contracts" on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

D. OFFSETTING ON THE STATEMENT OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statement of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                                OCTOBER 31, 2015


At October 31, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

                                                                                          Gross Amounts not Offset in
                                                                                            the Statement of Assets
                                                                                                and Liabilities
                                                                                          ---------------------------
                                               Gross Amounts      Net Amounts of Assets
                                               Offset in the        Presented in the                     Collateral
                        Gross Amounts of    Statement of Assets    Statement of Assets     Financial       Amounts
                        Recognized Assets     and Liabilities        and Liabilities      Instruments     Received      Net Amount
----------------------------------------------------------------------------------------------------------------------------------
Forward Foreign Currency
   Contracts*                $  2,266              $  --                 $  2,266            $  --          $  --        $  2,266


* The respective counterparties for each contract are disclosed on the Forward Foreign Currency Contracts table in the Portfolio of Investments.

E. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statement of Operations.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal period ended October 31, 2015 was as follows:

Distributions paid from:
Ordinary income..............................................  $            --
Capital gain.................................................               --
Return of capital............................................          194,434

As of October 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income................................  $            --
Accumulated capital and other losses.........................          (50,063)
Net unrealized appreciation (depreciation)...................         (641,783)

G. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                                OCTOBER 31, 2015


The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2015 remains open to federal and state audit. As of October 31, 2015, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2015, the Fund had non-expiring capital loss carryforwards for federal income tax purposes of $50,063.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended October 31, 2015, the Fund had no net ordinary losses.

In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended October 31, 2015, the adjustments for the Fund were as follows:

                                Accumulated
         Accumulated           Net Realized
       Net Investment           Gain (Loss)              Paid-in
        Income (Loss)         on Investments             Capital
       ---------------        ---------------         -------------
       $      (198,006)       $       242,384         $     (44,378)


H. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

The Trust, on behalf of the Fund, and First Trust have retained First Trust Global Portfolios Ltd. ("First Trust Global" or the "Sub- Advisor"), an affiliate of First Trust, to serve as investment sub-advisor. In this capacity, First Trust Global is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio. First Trust is paid an annual unitary management fee of 0.85% of the Fund's average daily net assets. First Trust Global receives a sub-advisory fee equal to 40% of any remaining monthly unitary fee paid to the Advisor after the Fund's average expenses accrued during the most recent twelve months are subtracted from the unitary fee for that month. First Trust is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses and extraordinary expenses. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                                OCTOBER 31, 2015


Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2015, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, for the Fund were $6,779,517 and $2,012,695, respectively.

For the period ended October 31, 2015, the Fund had no in-kind transactions.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the type of derivative held by the Fund at October 31, 2015, the primary underlying risk exposure and location of these instruments as presented on the Statement of Assets and Liabilities.

                                                   ASSET DERIVATIVES                           LIABILITY DERIVATIVES
                                      -------------------------------------------   -------------------------------------------
DERIVATIVE                            STATEMENT OF ASSETS AND                       STATEMENT OF ASSETS AND
INSTRUMENT           RISK EXPOSURE      LIABILITIES LOCATION        FAIR VALUE        LIABILITIES LOCATION        FAIR VALUE
------------------   --------------   ------------------------   ----------------   ------------------------   ----------------
                                      Unrealized appreciation                       Unrealized depreciation
Forward foreign                       on forward foreign                            on forward foreign
currency contracts   Currency Risk    currency contracts           $   2,266        currency contracts           $     --

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended October 31, 2015, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.

STATEMENT OF OPERATIONS LOCATION
------------------------------------------------------------------------------
CURRENCY RISK
Net realized gain (loss) on forward foreign currency contracts        $ (6,305)
Net change in unrealized appreciation (depreciation) on forward
   foreign currency contracts                                            2,266

During the period ended October 31, 2015, the notional values of forward foreign currency contracts opened and closed were $8,340,884 and $7,344,754, respectively.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of the securities included in the Fund's portfolio and the countries in which the transaction settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities,

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                                OCTOBER 31, 2015


the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                               7. LINE OF CREDIT

Effective March 26, 2015, the Fund was added to an $80 million Credit Agreement with the Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders. The Credit Agreement is to be used as a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans is charged by Scotia, which First Trust allocates amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the period ended October 31, 2015.

                              8. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse FTP, the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before October 10, 2016.

                               9. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

               10. ADOPTION OF NON-FUNDAMENTAL INVESTMENT POLICY

On March 27, 2015, the Board of Trustees of the Trust approved the adoption of a non-fundamental investment policy regarding the Fund's ability to invest in other investment companies (the "Policy"). Pursuant to the Policy, beginning on June 7, 2015, the Fund no longer relies on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act to invest in other investment companies.

                             11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there were the following subsequent events:

On November 19, 2015, the Fund declared a distribution of $0.1356 per share to shareholders of record on November 24, 2015, payable November 30, 2015.

At a meeting on December 7, 2015, the Board accepted Mr. Bradley's resignation from his position as the President and Chief Executive Officer of the Trust, effective December 31, 2015. At the same meeting, the Board elected Mr. Dykas to serve as the President and Chief Executive Officer and Mr. Donald Swade, formerly an Assistant Treasurer of the Trust, to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF:

We have audited the accompanying statement of assets and liabilities of First Trust Emerging Markets Local Currency Bond ETF (the "Fund"), a series of the First Trust Exchange-Traded Fund III, including the portfolio of investments, as of October 31, 2015, and the related statements of operations and changes in net assets and the financial highlights for the period from November 4, 2014 (commencement of operations) through October 31, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015 by correspondence with the Fund's custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust Emerging Markets Local Currency Bond ETF as of October 31, 2015, and the results of its operations, changes in its net assets, and the financial highlights for the period from November 4, 2014 (commencement of operations) through October 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 23, 2015

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                          OCTOBER 31, 2015 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent period ended June 30 is available
(1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2015, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

                              RISK CONSIDERATIONS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the investment objective will be achieved.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CURRENCY EXCHANGE RATE RISK. The Fund holds investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

CURRENCY RISK. Because the Fund's net asset value is determined on the basis of U.S. dollars and the Fund invests in non-U.S. dollar-denominated securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. The Fund may hedge certain of its non-U.S. dollar holdings.

DERIVATIVES RISK. The use of options, futures contracts, forward contracts and other derivative instruments can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

EMERGING MARKETS RISK. Investments in securities and instruments traded in developing or emerging markets or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Emerging market governments may, without prior warning, impose capital controls on the ability to transfer currency, securities or other assets. The Fund's ability to access certain developing or emerging markets also may be limited due to a variety of factors, including currency convertibility issues. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, cause the Fund's returns to differ from those available to domestic investors, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                          OCTOBER 31, 2015 (UNAUDITED)


GLOBAL DEPOSITARY NOTES RISK. Any distributions paid to the holders of GDNs are usually subject to a fee charged by the depositary bank. Holders of GDNs may have limited rights, and investment restrictions in certain countries may adversely impact the value of GDNs because such restrictions may limit the ability to convert the Bonds into GDNs and vice versa.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by issuers that may have narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the global or local economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets.

Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Some of the securities held by the Fund may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the fixed income securities in the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in bond prices. Also, certain of these factors may affect the liquidity of the Bonds in the Fund's portfolio and make it more difficult for the Fund to sell them. Overall securities values could decline generally or could underperform other investments.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

SOVEREIGN DEBT RISK. Investments in sovereign bonds involve special risks because the governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                          OCTOBER 31, 2015 (UNAUDITED)


The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                   NUMBER OF            OTHER
                                                                                                 PORTFOLIOS IN     TRUSTEESHIPS OR
                                 TERM OF OFFICE                                                 THE FIRST TRUST     DIRECTORSHIPS
       NAME, ADDRESS,            AND YEAR FIRST                                                  FUND COMPLEX      HELD BY TRUSTEE
      DATE OF BIRTH AND            ELECTED OR                 PRINCIPAL OCCUPATIONS               OVERSEEN BY        DURING PAST
   POSITION WITH THE TRUST          APPOINTED                  DURING PAST 5 YEARS                  TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee    o Indefinite Term   Physician; President, Wheaton Orthopedics;        117         None
c/o First Trust Advisors L.P.                       Limited Partner, Gundersen Real Estate
120 East Liberty Drive,         o Since Inception   Limited Partnership; Member, Sportsmed
  Suite 400                                         LLC
Wheaton, IL 60187
D.O.B.: 04/51

Thomas R. Kadlec, Trustee       o Indefinite Term   President (March 2010 to Present), Senior         117         Director of ADM
c/o First Trust Advisors L.P.                       Vice President and Chief Financial Officer                    Investor Services,
120 East Liberty Drive,         o Since Inception   (May 2007 to March 2010), ADM Investor                        Inc., ADM
  Suite 400                                         Services, Inc. (Futures Commission                            Investor Services
Wheaton, IL 60187                                   Merchant)                                                     International and
D.O.B.: 11/57                                                                                                     Futures Industry
                                                                                                                  Association

Robert F. Keith, Trustee        o Indefinite Term   President (2003 to Present), Hibs                 117         Director of Trust
c/o First Trust Advisors L.P.                       Enterprises (Financial and Management                         Company of
120 East Liberty Drive,         o Since Inception   Consulting)                                                   Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson, Trustee        o Indefinite Term   Managing Director and Chief Operating             117         Director of
c/o First Trust Advisors L.P.                       Officer (January 2015 to Present), Pelita                     Covenant
120 East Liberty Drive,         o Since Inception   Harapan Educational Foundation                                Transport, Inc.
  Suite 400                                         (Educational Products and Services);                          (May 2003 to
Wheaton, IL 60187                                   President and Chief Executive Officer                         May 2014)
D.O.B.: 03/54                                       (June 2012 to September 2014), Servant
                                                    Interactive LLC (Educational Products and
                                                    Services); President and Chief Executive
                                                    Officer (June 2012 to September 2014), Dew
                                                    Learning LLC (Educational Products and
                                                    Services); President (June 2002 to
                                                    June 2012), Covenant College

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

James A. Bowen(1), Trustee,     o Indefinite Term   Chief Executive Officer (December 2010 to         117         None
Chairman of the Board                               Present), President (until December 2010),
120 East Liberty Drive,         o Since Inception   First Trust Advisors L.P. and First Trust
  Suite 400                                         Portfolios L.P.; Chairman of the Board of
Wheaton, IL 60187                                   Directors, BondWave LLC (Software
D.O.B.: 09/55                                       Development Company/Investment Advisor
                                                    and Stonebridge Advisors LLC (Investment
                                                    Advisor)


-----------------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                              FIRST TRUST EXCHANGE-TRADED FUND III
                                  OCTOBER 31, 2015 (UNAUDITED)

                                  POSITION AND            TERM OF OFFICE
    NAME, ADDRESS                   OFFICES                AND LENGTH OF                       PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH                WITH TRUST                 SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS WHO ARE NOT TRUSTEES(2)
------------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley            President and Chief           o Indefinite Term     Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,      Executive Officer                                   and Chief Financial Officer, First Trust Advisors
  Suite 400                                              o Since Inception     L.P. and First Trust Portfolios L.P.; Chief Financial
Wheaton, IL 60187                                                              Officer, BondWave LLC (Software Development
D.O.B.: 11/57                                                                  Company/Investment Advisor) and Stonebridge
                                                                               Advisors LLC (Investment Advisor)

James M. Dykas             Treasurer, Chief Financial    o Indefinite Term     Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,      Officer and Chief                                   President (April 2007 to Present), First Trust
  Suite 400                Accounting Officer            o Since Inception     Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 01/66

W. Scott Jardine           Secretary and Chief           o Indefinite Term     General Counsel, First Trust Advisors L.P., First
120 E. Liberty Drive,      Legal Officer                                       Trust Portfolios L.P.; Secretary, BondWave LLC
  Suite 400                                              o Since Inception     (Software Development Company/Investment
Wheaton, IL 60187                                                              Advisor) and Stonebridge Advisors LLC
D.O.B.: 05/60                                                                  (Investment Advisor)

Daniel J. Lindquist        Vice President                o Indefinite Term     Managing Director (July 2012 to Present), Senior
120 E. Liberty Drive,                                                          Vice President (September 2005 to July 2012),
  Suite 400                                              o Since Inception     First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                              L.P.
D.O.B.: 02/70

Kristi A. Maher            Chief Compliance Officer      o Indefinite Term     Deputy General Counsel, First Trust Advisors
120 E. Liberty Drive,      and Assistant Secretary                             L.P. and First Trust Portfolios L.P.
  Suite 400                                              o Since Inception
Wheaton, IL 60187
D.O.B.: 12/66

Roger F. Testin            Vice President                o Indefinite Term     Senior Vice President, First Trust Advisors L.P.
120 E. Liberty Drive,                                                          and First Trust Portfolios L.P.
  Suite 400                                              o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66

Stan Ueland                Vice President                o Indefinite Term     Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                          Vice President (August 2005 to September 2012),
  Suite 400                                              o Since Inception     First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                              L.P.
D.O.B.: 11/70


-----------------------------

(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                          OCTOBER 31, 2015 (UNAUDITED)


PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

PRIVACY ONLINE

We allow third-party companies, including AddThis (a social media sharing service), to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

FIRST TRUST


First Trust Exchange-Traded Fund III

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)   Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $74,500 for the fiscal year ended October 31, 2014 and $114,500 for fiscal year ended October 31, 2015.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2014, and $0 for the fiscal year ended October 31, 2015.

      Audit-Related Fees (Investment Adviser) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item were $0 for the fiscal year ended October 31, 2014, and $0 for the fiscal year ended October 31, 2015.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $4,125 for the fiscal year ended October 31, 2014 and $12,675 for fiscal year ended October 31, 2015.

      Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for the fiscal year ended October 31, 2014, and $0 for the fiscal year ended October 31, 2015.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended October 31, 2014, and $0 for the fiscal year ended October 31, 2015.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended October 31, 2014, and $0 for the fiscal year ended October 31, 2015.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

           Registrant:                   Adviser and Distributor:
           -----------                   ------------------------
             (b) 0%                               (b) 0%
             (c) 0%                               (c) 0%
             (d) 0%                               (d) 0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year end 2014 were $4,125 for the registrant, $43,500 for the registrant's investment adviser, $3,000 for the registrant's investment sub-adviser and $36,000 for the registrant's distributor and for the registrant's fiscal year ended October 31, 2015 were $12,675 for the registrant, $12,500 for the registrant's investment adviser, $3,000 for the registrant's investment sub-adviser and $36,500 for the registrant's distributor.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
       Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Exchange-Traded Fund III
               -------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: December 21, 2015
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: December 21, 2015
     -------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: December 21, 2015
     -------------------

* Print the name and title of each signing officer under his or her signature.